UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Contrafund Portfolio

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	.65%
Actual		$ 1,000.00	$ 934.00	$ 3.12
Hypothetical A		$ 1,000.00	$ 1,021.57	$ 3.26
Service Class	.75%
Actual		$ 1,000.00	$ 933.30	$ 3.60
Hypothetical A		$ 1,000.00	$ 1,021.08	$ 3.76
Service Class 2.90%
Actual		$ 1,000.00	$ 932.50	$ 4.31
Hypothetical A		$ 1,000.00	$ 1,020.33	$ 4.51
Service Class 2R	.90%
Actual		$ 1,000.00	$ 932.30	$ 4.31
Hypothetical A		$ 1,000.00	$ 1,020.33	$ 4.51
Investor Class	.74%
Actual		$ 1,000.00	$ 933.40	$ 3.55
Hypothetical A		$ 1,000.00	$ 1,021.12	$ 3.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.8	0.8
Microsoft Corp.	2.4	2.7
JPMorgan Chase & Co.	2.1	3.0
The Coca-Cola Co.	1.6	1.0
Wells Fargo & Co.	1.5	2.1
Procter & Gamble Co.	1.6	1.8
General Electric Co.	1.5	1.3
Citigroup, Inc.	1.5	0.0
Micron Technology, Inc.	1.3	1.4
Merck & Co., Inc.	1.3	1.6
	17.6
Top Ten Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.4	19.9
Financials	15.6	13.9
Health Care	11.5	12.1
Industrials	11.4	10.5
Consumer Staples	10.9	11.4
Energy	10.5	11.3
Consumer Discretionary	9.8	9.1
Utilities	3.7	3.7
Telecommunication Services	3.3	3.3
Materials	3.2	3.5
Asset Allocation (% of fund's net assets)
As of June 30, 2010*		As of December 31, 2009**
	Stocks and Equity Futures 99.0%		Stocks and Equity Futures 99.0%
	Short-Term Investments and Net Other Assets 1.0%		Short-Term Investments and Net Other Assets 1.0%
* Foreign investments	13.7%	** Foreign investments	15.4%

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.4%
Johnson Controls, Inc.	1,698,000	$ 45,625,260
TRW Automotive Holdings Corp. (a)	455,275	12,551,932
		58,177,192
Automobiles - 0.5%
Daimler AG (United States) (a)	353,200	17,854,260
Ford Motor Co. (a)	3,036,198	30,604,876
Harley-Davidson, Inc.	992,200	22,056,606
Toyota Motor Corp. sponsored ADR	181,000	12,411,170
		82,926,912
Distributors - 0.1%
Li & Fung Ltd.	3,643,000	16,299,220
Hotels, Restaurants & Leisure - 1.7%
Darden Restaurants, Inc.	438,898	17,051,187
Las Vegas Sands Corp. (a)(c)	794,000	17,579,160
Marriott International, Inc. Class A	941,161	28,178,360
McDonald's Corp.	2,027,300	133,538,251
Royal Caribbean Cruises Ltd. (a)(c)	560,400	12,760,308
Starwood Hotels & Resorts Worldwide, Inc.	846,600	35,074,638
Yum! Brands, Inc.	196,500	7,671,360
		251,853,264
Household Durables - 0.4%
D.R. Horton, Inc.	1,307,200	12,849,776
M.D.C. Holdings, Inc.	525,750	14,168,963
Newell Rubbermaid, Inc.	985,600	14,429,184
Stanley Black & Decker, Inc.	396,061	20,009,002
		61,456,925
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	493,805	53,953,134
Expedia, Inc.	1,121,338	21,058,728
Rakuten, Inc.	12,567	9,081,635
		84,093,497
Leisure Equipment & Products - 0.1%
Brunswick Corp.	687,687	8,547,949
Eastman Kodak Co. (a)(c)	1,677,700	7,281,218
		15,829,167
Media - 2.9%
DIRECTV (a)	2,317,100	78,596,032
Liberty Global, Inc. Class A (a)(c)	678,200	17,626,418
Naspers Ltd. Class N	241,900	8,190,119
The Walt Disney Co.	4,261,443	134,235,455
The Weinstein Co. II Holdings, LLC Class A-1 (a)(h)	11,499	4,312,125
Time Warner Cable, Inc.	1,081,743	56,337,175
Time Warner, Inc.	2,773,947	80,194,808
Viacom, Inc. Class B (non-vtg.)	1,839,316	57,699,343
		437,191,475

	Shares	Value
Multiline Retail - 0.5%
Target Corp.	1,543,700	$ 75,903,729
Specialty Retail - 2.3%
Best Buy Co., Inc.	992,922	33,620,339
Hengdeli Holdings Ltd.	22,412,000	9,661,311
Home Depot, Inc.	3,565,200	100,075,164
Inditex SA	327,151	18,653,837
Lowe's Companies, Inc.	3,432,900	70,099,818
Ross Stores, Inc.	407,300	21,705,017
Sally Beauty Holdings, Inc. (a)	2,008,821	16,472,332
Tiffany & Co., Inc.	400,900	15,198,119
TJX Companies, Inc.	1,157,152	48,542,526
Urban Outfitters, Inc. (a)	448,200	15,413,598
		349,442,061
Textiles, Apparel & Luxury Goods - 0.2%
LVMH Moet Hennessy - Louis Vuitton	124,802	13,583,255
Ports Design Ltd.	1,947,500	4,953,586
Trinity Ltd.	8,956,000	5,961,410
		24,498,251
TOTAL CONSUMER DISCRETIONARY		1,457,671,693
CONSUMER STAPLES - 10.9%
Beverages - 4.0%
Anheuser-Busch InBev SA NV	887,009	42,646,781
Coca-Cola Bottling Co. Consolidated	183,726	8,804,150
Coca-Cola FEMSA SAB de CV sponsored ADR	131,047	8,202,232
Coca-Cola Icecek AS	486,982	4,367,138
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	85,762	8,662,820
Constellation Brands, Inc. Class A (sub. vtg.) (a)	3,095,869	48,357,474
Diageo PLC sponsored ADR	688,271	43,182,123
Embotelladora Andina SA sponsored ADR	397,500	8,888,100
Molson Coors Brewing Co. Class B	1,438,618	60,939,858
PepsiCo, Inc.	2,049,588	124,922,389
The Coca-Cola Co.	4,704,028	235,765,883
		594,738,948
Food & Staples Retailing - 2.2%
BJ's Wholesale Club, Inc. (a)	771,790	28,563,948
CVS Caremark Corp.	2,704,198	79,287,085
Kroger Co.	2,085,112	41,055,855
Safeway, Inc.	393,188	7,730,076
Wal-Mart Stores, Inc.	1,934,631	92,997,712
Walgreen Co.	3,333,890	89,014,863
		338,649,539
Food Products - 1.1%
Archer Daniels Midland Co.	1,036,741	26,768,653
Ausnutria Dairy Hunan Co. Ltd. Class H	7,053,000	4,305,344
Bunge Ltd.	91,400	4,495,966
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Dean Foods Co. (a)	3,427,418	$ 34,514,099
Green Mountain Coffee Roasters, Inc. (a)	548,322	14,091,875
Nestle SA	759,895	36,641,250
Unilever NV unit	1,573,009	42,974,606
Viterra, Inc. (a)	605,100	4,030,021
		167,821,814
Household Products - 1.8%
Colgate-Palmolive Co.	226,639	17,850,088
Energizer Holdings, Inc. (a)	347,723	17,483,512
Procter & Gamble Co.	3,835,006	230,023,660
		265,357,260
Personal Products - 0.5%
Avon Products, Inc.	2,641,331	69,995,272
Tobacco - 1.3%
Altria Group, Inc.	2,646,779	53,041,451
British American Tobacco PLC sponsored ADR	1,390,168	87,997,634
Philip Morris International, Inc.	1,059,927	48,587,054
Souza Cruz Industria Comerico	118,200	4,451,114
		194,077,253
TOTAL CONSUMER STAPLES		1,630,640,086
ENERGY - 10.5%
Energy Equipment & Services - 2.9%
Baker Hughes, Inc.	2,983,618	124,029,000
Cameron International Corp. (a)	213,094	6,929,817
Ensco International Ltd. ADR	469,629	18,447,027
Halliburton Co.	3,095,104	75,984,803
National Oilwell Varco, Inc.	391,733	12,954,610
Noble Corp.	720,300	22,264,473
Oceaneering International, Inc. (a)	112,185	5,037,107
Pride International, Inc. (a)	1,740,031	38,872,293
Saipem SpA	389,843	11,873,441
Schlumberger Ltd.	249,900	13,829,466
Smith International, Inc.	2,068,915	77,894,650
Transocean Ltd. (a)	502,807	23,295,048
Weatherford International Ltd. (a)	878,362	11,541,677
		442,953,412
Oil, Gas & Consumable Fuels - 7.6%
Alpha Natural Resources, Inc. (a)	155,100	5,253,237
Anadarko Petroleum Corp.	760,333	27,440,418
Apache Corp.	366,262	30,835,598
Arch Coal, Inc.	993,465	19,680,542
BG Group PLC	3,708,956	55,146,098
BP PLC	1,179,900	5,646,677
BP PLC sponsored ADR	552,430	15,954,178
Chevron Corp.	1,666,979	113,121,195

	Shares	Value
China Shenhua Energy Co. Ltd. (H Shares)	1,684,000	$ 6,075,570
Concho Resources, Inc. (a)	359,961	19,916,642
Denbury Resources, Inc. (a)	2,999,887	43,918,346
Exxon Mobil Corp.	3,014,629	172,044,877
Falkland Oil & Gas Ltd. (a)	1,645,400	5,991,712
Frontier Oil Corp.	632,578	8,508,174
Imperial Oil Ltd.	540,200	19,678,696
InterOil Corp. (a)(c)	158,300	7,030,103
Marathon Oil Corp.	2,213,949	68,831,674
Mariner Energy, Inc. (a)	189,800	4,076,904
Massey Energy Co.	569,200	15,567,620
Niko Resources Ltd.	31,800	2,957,605
Occidental Petroleum Corp.	759,961	58,630,991
OPTI Canada, Inc. (a)	1,065,800	1,792,102
Peabody Energy Corp.	158,600	6,206,018
Petrobank Energy & Resources Ltd. (a)	654,600	23,028,294
Petrohawk Energy Corp. (a)	1,280,876	21,736,466
Pioneer Natural Resources Co.	132,600	7,883,070
Plains Exploration & Production Co. (a)	1,256,684	25,900,257
Royal Dutch Shell PLC Class B ADR	2,169,900	104,762,772
Southwestern Energy Co. (a)	1,695,170	65,501,369
Suncor Energy, Inc.	2,537,844	74,689,449
Talisman Energy, Inc.	2,889,700	43,703,133
Ultra Petroleum Corp. (a)	402,758	17,822,042
Whiting Petroleum Corp. (a)	448,250	35,151,765
		1,134,483,594
TOTAL ENERGY		1,577,437,006
FINANCIALS - 15.6%
Capital Markets - 2.6%
Ameriprise Financial, Inc.	992,830	35,870,948
Charles Schwab Corp.	1,837,313	26,053,098
Evercore Partners, Inc. Class A	182,600	4,263,710
Franklin Resources, Inc.	327,846	28,257,047
Invesco Ltd.	1,250,707	21,049,399
MF Global Holdings Ltd. (a)	1,948,700	11,127,077
Morgan Stanley	5,336,586	123,862,161
State Street Corp.	3,741,124	126,524,814
TD Ameritrade Holding Corp. (a)	573,800	8,779,140
		385,787,394
Commercial Banks - 4.2%
BB&T Corp.	1,085,260	28,553,191
FirstMerit Corp.	1,171,826	20,073,379
Huntington Bancshares, Inc.	5,061,037	28,038,145
KeyCorp	1,332,435	10,246,425
PNC Financial Services Group, Inc.	2,579,507	145,742,146
Regions Financial Corp.	3,285,511	21,618,662
Sumitomo Mitsui Financial Group, Inc.	1,044,000	29,552,682
SunTrust Banks, Inc.	1,238,100	28,847,730
U.S. Bancorp, Delaware	3,534,567	78,997,572
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.	9,125,824	$ 233,621,094
Zions Bancorporation	480,900	10,373,013
		635,664,039
Consumer Finance - 1.3%
American Express Co.	2,168,033	86,070,910
Capital One Financial Corp.	1,460,365	58,852,710
Discover Financial Services	2,900,349	40,546,879
Promise Co. Ltd. (c)	1,127,900	7,600,179
		193,070,678
Diversified Financial Services - 4.6%
Bank of America Corp.	6,566,012	94,353,592
Citigroup, Inc. (a)	58,623,011	220,422,521
CME Group, Inc.	112,206	31,591,599
IntercontinentalExchange, Inc. (a)	127,464	14,407,256
JPMorgan Chase & Co.	8,374,539	306,591,873
NBH Holdings Corp. Class A (a)(e)	813,800	15,869,100
		683,235,941
Insurance - 2.0%
Allstate Corp.	863,046	24,795,312
CNO Financial Group, Inc. (a)	3,779,800	18,710,010
First American Financial Corp.	609,105	7,723,451
Genworth Financial, Inc. Class A (a)	1,213,800	15,864,366
Marsh & McLennan Companies, Inc.	1,300,410	29,324,246
MetLife, Inc.	3,488,719	131,734,029
Protective Life Corp.	833,600	17,830,704
Sony Financial Holdings, Inc.	5,880	19,617,586
Unum Group	1,458,200	31,642,940
		297,242,644
Real Estate Investment Trusts - 0.5%
ProLogis Trust	1,875,441	18,998,217
Public Storage	405,600	35,656,296
The Macerich Co.	339,900	12,685,068
U-Store-It Trust	1,386,876	10,346,095
		77,685,676
Real Estate Management & Development - 0.3%
BR Malls Participacoes SA	1,404,700	18,451,881
Forest City Enterprises, Inc. Class A (a)	386,661	4,377,003
Indiabulls Real Estate Ltd. (a)	5,003,398	16,760,037
		39,588,921
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	1,988,400	20,261,796
TOTAL FINANCIALS		2,332,537,089
HEALTH CARE - 11.5%
Biotechnology - 1.9%
Abraxis BioScience, Inc. (a)	218,559	16,217,078

	Shares	Value
Acorda Therapeutics, Inc. (a)	253,500	$ 7,886,385
AMAG Pharmaceuticals, Inc. (a)	381,736	13,112,632
Amgen, Inc. (a)	745,967	39,237,864
AVEO Pharmaceuticals, Inc.	522,700	3,695,489
Biogen Idec, Inc. (a)	917,711	43,545,387
BioMarin Pharmaceutical, Inc. (a)	1,110,617	21,057,298
Genzyme Corp. (a)	1,474,400	74,855,288
Gilead Sciences, Inc. (a)	1,564,313	53,624,650
Human Genome Sciences, Inc. (a)	393,727	8,921,854
		282,153,925
Health Care Equipment & Supplies - 1.8%
American Medical Systems Holdings, Inc. (a)	608,400	13,457,808
C. R. Bard, Inc.	346,020	26,826,931
CareFusion Corp. (a)	682,543	15,493,726
Covidien PLC	1,251,922	50,302,226
Edwards Lifesciences Corp. (a)	1,023,162	57,317,535
Mako Surgical Corp. (a)	1,154,193	14,369,703
Quidel Corp. (a)(c)	1,322,504	16,782,576
Stryker Corp.	839,300	42,015,358
Thoratec Corp. (a)	229,700	9,815,081
William Demant Holding AS (a)	338,874	24,784,180
		271,165,124
Health Care Providers & Services - 2.5%
CIGNA Corp.	1,431,539	44,463,601
Express Scripts, Inc. (a)	1,738,552	81,746,715
Henry Schein, Inc. (a)	991,100	54,411,390
McKesson Corp.	410,100	27,542,316
Medco Health Solutions, Inc. (a)	1,631,280	89,850,902
UnitedHealth Group, Inc.	2,556,889	72,615,648
		370,630,572
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	976,123	15,715,580
Life Sciences Tools & Services - 0.9%
Covance, Inc. (a)	567,877	29,143,448
Fluidigm Corp. warrants 8/25/19 (a)	8,933	866
Illumina, Inc. (a)	862,164	37,529,999
Life Technologies Corp. (a)	768,728	36,322,398
QIAGEN NV (a)	1,258,170	24,182,027
		127,178,738
Pharmaceuticals - 4.3%
Abbott Laboratories	1,356,510	63,457,538
Allergan, Inc.	1,139,368	66,379,580
Biovail Corp.	601,900	11,596,420
Johnson & Johnson	891,633	52,659,845
Merck & Co., Inc.	5,517,725	192,954,843
Novo Nordisk AS Series B	404,009	32,638,585
Perrigo Co.	324,658	19,177,548
Pfizer, Inc.	10,801,310	154,026,681
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Shire PLC sponsored ADR	697,700	$ 42,824,826
Valeant Pharmaceuticals International (a)	223,300	11,676,357
		647,392,223
TOTAL HEALTH CARE		1,714,236,162
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.3%
Goodrich Corp.	809,856	53,652,960
Honeywell International, Inc.	658,200	25,689,546
Raytheon Co.	1,255,612	60,759,065
The Boeing Co.	1,282,750	80,492,563
United Technologies Corp.	1,787,929	116,054,471
		336,648,605
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	890,200	50,643,478
Airlines - 0.2%
Southwest Airlines Co.	3,087,816	34,305,636
Building Products - 0.3%
Armstrong World Industries, Inc. (a)	284,730	8,593,151
Masco Corp.	1,477,912	15,902,333
Owens Corning (a)	616,901	18,451,509
		42,946,993
Commercial Services & Supplies - 0.2%
Republic Services, Inc.	700,595	20,828,689
Stericycle, Inc. (a)	224,700	14,735,826
		35,564,515
Construction & Engineering - 0.3%
Fluor Corp.	624,350	26,534,875
Granite Construction, Inc.	251,890	5,939,566
Jacobs Engineering Group, Inc. (a)	281,000	10,239,640
KBR, Inc.	409,384	8,326,871
		51,040,952
Electrical Equipment - 1.9%
Cooper Industries PLC Class A	888,275	39,084,100
Emerson Electric Co.	449,100	19,621,179
First Solar, Inc. (a)(c)	1,130,978	128,739,226
JA Solar Holdings Co. Ltd. ADR (a)(c)	5,108,685	23,755,385
Regal-Beloit Corp.	731,426	40,798,942
Saft Groupe SA	385,416	11,686,033
Solarfun Power Holdings Co. Ltd. ADR (a)(c)	2,774,190	18,781,266
		282,466,131
Industrial Conglomerates - 2.0%
3M Co.	413,700	32,678,163
Carlisle Companies, Inc.	365,677	13,211,910

	Shares	Value
General Electric Co.	15,636,600	$ 225,479,772
Tyco International Ltd.	925,700	32,612,411
		303,982,256
Machinery - 2.7%
Caterpillar, Inc.	1,214,100	72,930,987
Cummins, Inc.	1,083,886	70,593,495
Danaher Corp.	1,997,742	74,156,183
Deere & Co.	1,147,270	63,879,994
Dover Corp.	323,300	13,510,707
Ingersoll-Rand Co. Ltd.	968,600	33,407,014
Navistar International Corp. (a)	815,623	40,128,652
NSK Ltd.	718,000	4,987,452
Timken Co.	220,200	5,722,998
Toro Co.	204,728	10,056,239
Vallourec SA (c)	56,781	9,789,343
		399,163,064
Road & Rail - 1.2%
CSX Corp.	1,514,630	75,171,087
Union Pacific Corp.	1,440,204	100,108,580
		175,279,667
TOTAL INDUSTRIALS		1,712,041,297
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 0.5%
Aruba Networks, Inc. (a)(c)	2,276,776	32,421,290
Ciena Corp. (a)(c)	1,913,429	24,262,280
Meru Networks, Inc. (a)(c)	574,625	6,815,053
ViaSat, Inc. (a)	250,254	8,148,270
		71,646,893
Computers & Peripherals - 4.0%
A-DATA Technology Co. Ltd. (a)	4,921,000	9,520,702
Apple, Inc. (a)	1,653,828	415,987,346
HTC Corp.	1,976,000	26,124,818
SanDisk Corp. (a)	3,690,201	155,246,756
		606,879,622
Electronic Equipment & Components - 0.5%
Agilent Technologies, Inc. (a)	1,792,304	50,955,203
BYD Co. Ltd. (H Shares) (c)	1,536,500	11,301,629
Tyco Electronics Ltd.	453,684	11,514,500
		73,771,332
Internet Software & Services - 1.5%
eBay, Inc. (a)	4,324,676	84,806,896
Google, Inc. Class A (a)	123,886	55,123,076
WebMD Health Corp. (a)	1,834,419	85,172,074
		225,102,046
IT Services - 0.2%
CoreLogic, Inc. (a)	508,953	8,988,110
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Heartland Payment Systems, Inc.	291,501	$ 4,325,875
Visa, Inc. Class A	250,013	17,688,420
		31,002,405
Semiconductors & Semiconductor Equipment - 9.2%
Analog Devices, Inc.	4,121,760	114,832,234
Applied Materials, Inc.	13,198,646	158,647,725
Applied Micro Circuits Corp. (a)	429,220	4,498,226
ASML Holding NV	6,847,123	188,090,469
ATMI, Inc. (a)(d)	1,686,873	24,695,821
Avago Technologies Ltd.	1,296,772	27,310,018
Broadcom Corp. Class A	1,903,162	62,747,251
Brooks Automation, Inc. (a)(d)	3,437,440	26,571,411
FSI International, Inc. (a)	43,800	183,522
Inotera Memories, Inc. (a)	78,189,698	43,137,113
Intel Corp.	5,624,347	109,393,549
Intersil Corp. Class A	506,092	6,128,774
KLA-Tencor Corp.	1,028,459	28,673,437
Kulicke & Soffa Industries, Inc. (a)	834,731	5,859,812
Lam Research Corp. (a)	3,242,145	123,396,039
LDK Solar Co. Ltd. sponsored ADR (a)(c)	523,500	2,706,495
Marvell Technology Group Ltd. (a)	3,278,371	51,667,127
Micron Technology, Inc. (a)	22,817,702	193,722,290
Nanya Technology Corp. (a)	19,601,000	15,078,391
Photronics, Inc. (a)	1,852,538	8,373,472
ReneSola Ltd. sponsored ADR (a)(c)	1,400,940	8,363,612
Samsung Electronics Co. Ltd.	202,069	126,607,356
Skyworks Solutions, Inc. (a)	443,100	7,439,649
Varian Semiconductor Equipment Associates, Inc. (a)	1,646,142	47,178,430
		1,385,302,223
Software - 2.5%
Microsoft Corp.	15,511,490	356,919,385
Nuance Communications, Inc. (a)	702,133	10,496,888
		367,416,273
TOTAL INFORMATION TECHNOLOGY		2,761,120,794
MATERIALS - 3.2%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	271,404	17,589,693
Albemarle Corp.	840,291	33,367,956
CF Industries Holdings, Inc.	67,650	4,292,393
Clariant AG (Reg.) (a)	714,033	9,041,375
Dow Chemical Co.	2,672,100	63,382,212
E.I. du Pont de Nemours & Co.	510,254	17,649,686
Lubrizol Corp.	32,800	2,634,168
LyondellBasell Industries NV:
Class A (a)	169,276	2,733,807
Class B (a)	154,983	2,502,975

	Shares	Value
Monsanto Co.	763,046	$ 35,267,986
Praxair, Inc.	383,532	29,144,597
Solutia, Inc. (a)	1,157,100	15,158,010
The Mosaic Co.	243,500	9,491,630
Wacker Chemie AG (c)	94,882	13,759,432
		256,015,920
Construction Materials - 0.1%
HeidelbergCement AG	130,234	6,187,925
Containers & Packaging - 0.3%
Ball Corp.	226,424	11,961,980
Owens-Illinois, Inc. (a)	722,900	19,120,705
Pactiv Corp. (a)	276,900	7,711,665
Rexam PLC	2,502,800	11,255,603
		50,049,953
Metals & Mining - 1.0%
AngloGold Ashanti Ltd. sponsored ADR	1,298,727	56,079,032
Carpenter Technology Corp.	274,280	9,004,612
Commercial Metals Co.	772,000	10,205,840
Freeport-McMoRan Copper & Gold, Inc.	725,800	42,916,554
Globe Specialty Metals, Inc.	1,008,385	10,416,617
Ivanhoe Mines Ltd. (a)	497,200	6,440,644
Nucor Corp.	369,900	14,159,772
Walter Energy, Inc.	52,000	3,164,200
		152,387,271
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	554,736	19,526,707
TOTAL MATERIALS		484,167,776
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	3,158,726	76,409,582
Qwest Communications International, Inc.	30,235,852	158,738,223
		235,147,805
Wireless Telecommunication Services - 1.7%
America Movil SAB de CV Series L sponsored ADR	544,000	25,840,000
American Tower Corp. Class A (a)	2,561,563	113,989,554
Clearwire Corp. Class A (a)(c)	5,717,958	41,626,734
NII Holdings, Inc. (a)	984,734	32,023,550
Sprint Nextel Corp. (a)	10,059,750	42,653,340
		256,133,178
TOTAL TELECOMMUNICATION SERVICES		491,280,983
UTILITIES - 3.7%
Electric Utilities - 1.8%
American Electric Power Co., Inc.	1,840,200	59,438,460
Entergy Corp.	991,153	70,986,378
FirstEnergy Corp.	276,500	9,741,095
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
NextEra Energy, Inc.	2,123,110	$ 103,522,844
PPL Corp.	722,290	18,021,136
		261,709,913
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	1,124,044	10,386,167
Multi-Utilities - 1.8%
CMS Energy Corp.	2,468,650	36,165,723
PG&E Corp.	2,035,100	83,642,610
Public Service Enterprise Group, Inc.	2,013,062	63,069,232
Sempra Energy	1,447,177	67,713,412
TECO Energy, Inc.	1,502,883	22,648,447
		273,239,424
TOTAL UTILITIES		545,335,504
TOTAL COMMON STOCKS (Cost $14,893,112,082)		14,706,468,390
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (a)	412,471	2,887,297
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE	177,700	7,607,951
Volkswagen AG	154,786	13,589,934
		21,197,885
TOTAL PREFERRED STOCKS (Cost $31,548,577)		24,085,182
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.16% 7/8/10 to 8/5/10 (f) (Cost $10,299,553)	$ 10,300,000	10,299,250
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (g)	307,492,249	$ 307,492,249
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(g)	265,672,626	265,672,626
TOTAL MONEY MARKET FUNDS (Cost $573,164,875)		573,164,875
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at: 0.02%, dated 6/30/10 due 7/1/10 (Collateralized by U.S. Government Obligations) #	$ 26,000	26,000
0.04%, dated 6/30/10 due 7/1/10 (Collateralized by U.S. Treasury Obligations) #	2,210,000	2,210,000
TOTAL CASH EQUIVALENTS (Cost $2,236,000)		2,236,000
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $15,510,361,087)		15,316,253,697
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(336,020,138)
NET ASSETS - 100%		$ 14,980,233,559
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2,171 CME E-mini S&P 500 Index Contracts	Sept. 2010	$ 111,437,430	$ (6,337,151)

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,869,100 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $10,299,250.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,312,125 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
The Weinstein Co. II Holdings, LLC Class A-1	10/19/05	$ 11,499,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$26,000 due 7/01/10 at 0.02%
BNP Paribas Securities Corp.	$ 3,727
Bank of America, NA	5,514
Barclays Capital, Inc.	7,709
Credit Agricole Securities (USA) Inc.	5,514
Mizuho Securities USA, Inc.	1,838
RBC Capital Markets Corp.	1,698
$ 26,000
$2,210,000 due 7/01/10 at 0.04%
BNP Paribas Securities Corp.	$ 1,039,810
Banc of America Securities LLC	395,864
Barclays Capital, Inc.	553,090
Morgan Stanley & Co., Inc.	221,236
$ 2,210,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 297,427
Fidelity Securities Lending Cash Central Fund	1,178,055
Total	$ 1,475,482
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ATMI, Inc.	$ 31,994,169	$ 4,437,195	$ 4,423,795	$ -	$ 24,695,821
Brooks Automation, Inc.	29,493,235	-	-	-	26,571,411
Sycamore Networks, Inc.	31,844,550	-	28,017,008	-	-
Total	$ 93,331,954	$ 4,437,195	$ 32,440,803	$ -	$ 51,267,232
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,478,869,578	$ 1,375,165,314	$ 99,392,139	$ 4,312,125
Consumer Staples	1,630,640,086	1,547,046,711	83,593,375	-
Energy	1,577,437,006	1,492,703,508	84,733,498	-
Financials	2,332,537,089	2,243,137,505	73,530,484	15,869,100
Health Care	1,717,123,459	1,656,812,531	57,422,765	2,888,163
Industrials	1,712,041,297	1,685,578,469	26,462,828	-
Information Technology	2,761,120,794	2,529,350,785	231,770,009	-
Materials	484,167,776	443,923,441	40,244,335	-
Telecommunication Services	491,280,983	491,280,983	-	-
Utilities	545,335,504	545,335,504	-	-
U.S. Government and Government Agency Obligations	10,299,250	-	10,299,250	-
Money Market Funds	573,164,875	573,164,875	-	-
Cash Equivalents	2,236,000	-	2,236,000	-
Total Investments in Securities:	$ 15,316,253,697	$ 14,583,499,626	$ 709,684,683	$ 23,069,388
Derivative Instruments:
Liabilities
Futures Contracts	$ (6,337,151)	$ (6,337,151)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 23,678,872
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(609,484)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 23,069,388
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ (609,484)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (6,337,151)
Total Value of Derivatives	$ -	$ (6,337,151)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.3%
United Kingdom	2.3%
Netherlands	1.8%
Canada	1.4%
Switzerland	1.1%
Others (Individually Less Than 1%)	7.1%
100.0%
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $5,069,635,430 of which $2,732,126,551 and $2,337,508,879 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending December 31, 2010 approximately $123,297,333 of losses recognized during the period November 1, 2009 to December 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $256,377,484 and repurchase agreements of $2,236,000) - See accompanying schedule: Unaffiliated issuers (cost $14,888,269,260)	$ 14,691,821,590
Fidelity Central Funds (cost $573,164,875)	573,164,875
Other affiliated issuers (cost $48,926,952)	51,267,232
Total Investments (cost $15,510,361,087)		$ 15,316,253,697
Foreign currency held at value (cost $503,774)		503,774
Receivable for investments sold		123,658,178
Receivable for fund shares sold		11,170,146
Dividends receivable		15,378,362
Distributions receivable from Fidelity Central Funds		342,477
Other receivables		837,861
Total assets		15,468,144,495

Liabilities
Payable to custodian bank	$ 1,850,369
Payable for investments purchased	196,640,206
Payable for fund shares redeemed	11,694,797
Accrued management fee	7,394,465
Distribution fees payable	1,555,899
Payable for daily variation on futures contracts	944,412
Other affiliated payables	1,031,997
Other payables and accrued expenses	1,126,165
Collateral on securities loaned, at value	265,672,626
Total liabilities		487,910,936

Net Assets		$ 14,980,233,559
Net Assets consist of:
Paid in capital		$ 20,117,689,504
Undistributed net investment income		64,907,885
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,001,977,933)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(200,385,897)
Net Assets		$ 14,980,233,559

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($6,542,943,134 ÷ 339,973,483 shares)	$ 19.25

Service Class: Net Asset Value, offering price and redemption price per share ($1,567,360,198 ÷ 81,776,143 shares)	$ 19.17

Service Class 2: Net Asset Value, offering price and redemption price per share ($6,418,247,576 ÷ 339,406,010 shares)	$ 18.91

Service Class 2R: Net Asset Value, offering price and redemption price per share ($9,677,769 ÷ 513,013 shares)	$ 18.86

Investor Class: Net Asset Value, offering price and redemption price per share ($442,004,882 ÷ 23,048,457 shares)	$ 19.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 132,234,650
Interest		7,210
Income from Fidelity Central Funds		1,475,482
Total income		133,717,342

Expenses
Management fee	$ 47,485,429
Transfer agent fees	5,959,357
Distribution fees	10,212,487
Accounting and security lending fees	820,037
Custodian fees and expenses	497,379
Independent trustees' compensation	47,845
Depreciation in deferred trustee compensation account	(2)
Audit	57,249
Legal	28,004
Miscellaneous	757,190
Total expenses before reductions	65,864,975
Expense reductions	(1,285,316)	64,579,659
Net investment income (loss)		69,137,683
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	561,777,239
Other affiliated issuers	(27,947,520)
Foreign currency transactions	314,277
Futures contracts	(23,351,570)
Total net realized gain (loss)		510,792,426
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,644,564,348)
Assets and liabilities in foreign currencies	43,524
Futures contracts	(6,998,430)
Total change in net unrealized appreciation (depreciation)		(1,651,519,254)
Net gain (loss)		(1,140,726,828)
Net increase (decrease) in net assets resulting from operations		$ (1,071,589,145)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 69,137,683	$ 182,048,095
Net realized gain (loss)	510,792,426	(1,211,829,520)
Change in net unrealized appreciation (depreciation)	(1,651,519,254)	5,676,838,088
Net increase (decrease) in net assets resulting from operations	(1,071,589,145)	4,647,056,663
Distributions to shareholders from net investment income	(8,326,965)	(191,893,175)
Distributions to shareholders from net realized gain	-	(4,181,790)
Total distributions	(8,326,965)	(196,074,965)
Share transactions - net increase (decrease)	(1,178,396,533)	(1,477,532,238)
Redemption fees	922	784
Total increase (decrease) in net assets	(2,258,311,721)	2,973,450,244

Net Assets
Beginning of period	17,238,545,280	14,265,095,036
End of period (including undistributed net investment income of $64,907,885 and undistributed net investment income of $4,097,167, respectively)	$ 14,980,233,559	$ 17,238,545,280

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 20.62	$ 15.39	$ 27.90	$ 31.47	$ 31.03	$ 26.62
Income from Investment Operations
Net investment income (loss) E	.10	.23	.24	.34	.27	.18
Net realized and unrealized gain (loss)	(1.46)	5.26	(11.87)	5.17	3.30	4.32
Total from investment operations	(1.36)	5.49	(11.63)	5.51	3.57	4.50
Distributions from net investment income	(.01)	(.25)	(.23)	(.33)	(.42)	(.08)
Distributions from net realized gain	-	(.01)	(.65)	(8.75)	(2.71)	(.01)
Total distributions	(.01)	(.26) K	(.88)	(9.08)	(3.13)	(.09) J
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.25	$ 20.62	$ 15.39	$ 27.90	$ 31.47	$ 31.03
Total Return B,C,D	(6.60)%	35.71%	(42.51)%	17.59%	11.72%	16.94%
Ratios to Average Net Assets F,H
Expenses before reductions	.65% A	.67%	.66%	.65%	.66%	.66%
Expenses net of fee waivers, if any	.65% A	.67%	.66%	.65%	.66%	.66%
Expenses net of all reductions	.64% A	.65%	.65%	.64%	.65%	.64%
Net investment income (loss)	.94% A	1.33%	1.07%	1.00%	.85%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,542,943	$ 7,405,228	$ 6,240,871	$ 12,371,009	$ 11,595,588	$ 11,099,527
Portfolio turnover rate G	121% A	145%	172%	134%	75%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.09 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.005 per share. K Total distributions of $.26 per share is comprised of distributions from net investment income of $.250 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class

	Six months ended June 30,2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 20.55	$ 15.33	$ 27.80	$ 31.38	$ 30.93	$ 26.53
Income from Investment Operations
Net investment income (loss) E	.09	.21	.21	.30	.24	.16
Net realized and unrealized gain (loss)	(1.46)	5.25	(11.83)	5.16	3.28	4.30
Total from investment operations	(1.37)	5.46	(11.62)	5.46	3.52	4.46
Distributions from net investment income	(.01)	(.23)	(.20)	(.29)	(.36)	(.06)
Distributions from net realized gain	-	(.01)	(.65)	(8.75)	(2.71)	(.01)
Total distributions	(.01)	(.24) K	(.85)	(9.04)	(3.07)	(.06) J
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.17	$ 20.55	$ 15.33	$ 27.80	$ 31.38	$ 30.93
Total Return B,C,D	(6.67)%	35.66%	(42.61)%	17.51%	11.59%	16.85%
Ratios to Average Net Assets F,H
Expenses before reductions	.75% A	.77%	.76%	.75%	.76%	.76%
Expenses net of fee waivers, if any	.75% A	.77%	.76%	.75%	.76%	.76%
Expenses net of all reductions	.74% A	.75%	.75%	.74%	.75%	.74%
Net investment income (loss)	.84% A	1.23%	.97%	.90%	.75%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,567,360	$ 1,784,820	$ 1,497,734	$ 3,008,644	$ 2,766,343	$ 2,503,244
Portfolio turnover rate G	121% A	145%	172%	134%	75%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share. K Total distributions of $.24 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30,2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 20.29	$ 15.14	$ 27.46	$ 31.11	$ 30.69	$ 26.35
Income from Investment Operations
Net investment income (loss) E	.07	.18	.18	.25	.19	.11
Net realized and unrealized gain (loss)	(1.44)	5.18	(11.67)	5.11	3.26	4.27
Total from investment operations	(1.37)	5.36	(11.49)	5.36	3.45	4.38
Distributions from net investment income	(.01)	(.21)	(.18)	(.26)	(.32)	(.04)
Distributions from net realized gain	-	(.01)	(.65)	(8.75)	(2.71)	(.01)
Total distributions	(.01)	(.21) K	(.83)	(9.01)	(3.03)	(.04) J
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 18.91	$ 20.29	$ 15.14	$ 27.46	$ 31.11	$ 30.69
Total Return B,C,D	(6.75)%	35.47%	(42.69)%	17.30%	11.43%	16.65%
Ratios to Average Net Assets F,H
Expenses before reductions	.90% A	.92%	.91%	.90%	.91%	.91%
Expenses net of fee waivers, if any	.90% A	.92%	.91%	.90%	.91%	.91%
Expenses net of all reductions	.89% A	.90%	.90%	.89%	.90%	.89%
Net investment income (loss)	.69% A	1.08%	.82%	.75%	.60%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,418,248	$ 7,577,737	$ 6,187,985	$ 9,339,663	$ 6,185,595	$ 3,247,909
Portfolio turnover rate G	121% A	145%	172%	134%	75%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.005 per share. K Total distributions of $.21 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30,2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 20.24	$ 15.10	$ 27.35	$ 31.02	$ 30.61	$ 26.29
Income from Investment Operations
Net investment income (loss) E	.07	.18	.18	.25	.19	.11
Net realized and unrealized gain (loss)	(1.44)	5.17	(11.62)	5.09	3.25	4.27
Total from investment operations	(1.37)	5.35	(11.44)	5.34	3.44	4.38
Distributions from net investment income	(.01)	(.20)	(.16)	(.26)	(.32)	(.05)
Distributions from net realized gain	-	(.01)	(.65)	(8.75)	(2.71)	(.01)
Total distributions	(.01)	(.21) K	(.81)	(9.01)	(3.03)	(.06) J
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 18.86	$ 20.24	$ 15.10	$ 27.35	$ 31.02	$ 30.61
Total Return B,C,D	(6.77)%	35.46%	(42.69)%	17.30%	11.43%	16.67%
Ratios to Average Net Assets F,H
Expenses before reductions	.90% A	.92%	.91%	.90%	.91%	.91%
Expenses net of fee waivers, if any	.90% A	.92%	.91%	.90%	.91%	.91%
Expenses net of all reductions	.89% A	.90%	.90%	.89%	.90%	.89%
Net investment income (loss)	.69% A	1.08%	.82%	.75%	.60%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,678	$ 13,285	$ 13,585	$ 35,606	$ 26,707	$ 19,596
Portfolio turnover rate G	121% A	145%	172%	134%	75%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.050 and distributions from net realized gain of $.005 per share. K Total distributions of $.21 per share is comprised of distributions from net investment income of $.200 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30,2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 20.56	$ 15.34	$ 27.82	$ 31.41	$ 31.00	$ 28.34
Income from Investment Operations
Net investment income (loss) E	.09	.21	.21	.30	.23	.06
Net realized and unrealized gain (loss)	(1.46)	5.25	(11.83)	5.16	3.30	2.60
Total from investment operations	(1.37)	5.46	(11.62)	5.46	3.53	2.66
Distributions from net investment income	(.01)	(.24)	(.21)	(.30)	(.41)	-
Distributions from net realized gain	-	(.01)	(.65)	(8.75)	(2.71)	-
Total distributions	(.01)	(.24) K	(.86)	(9.05)	(3.12)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 19.18	$ 20.56	$ 15.34	$ 27.82	$ 31.41	$ 31.00
Total Return B,C,D	(6.66)%	35.66%	(42.60)%	17.47%	11.60%	9.39%
Ratios to Average Net Assets F,I
Expenses before reductions	.74% A	.77%	.75%	.76%	.78%	.83% A
Expenses net of fee waivers, if any	.74% A	.77%	.75%	.76%	.78%	.83% A
Expenses net of all reductions	.72% A	.75%	.74%	.75%	.78%	.81% A
Net investment income (loss)	.85% A	1.23%	.98%	.89%	.73%	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 442,005	$ 457,476	$ 324,919	$ 532,268	$ 315,995	$ 88,673
Portfolio turnover rate G	121% A	145%	172%	134%	75%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.24 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,520,627,234
Gross unrealized depreciation	(1,980,115,223)
Net unrealized appreciation (depreciation)	$ (459,487,989)
Tax cost	$ 15,775,741,686

Semiannual Report

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Service Class 2 R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Equity Risk
Futures Contracts	$ (23,351,570)	$ (6,998,430)
Totals (a)	$ (23,351,570)	$ (6,998,430)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $(23,351,570) and a change in net unrealized appreciation (depreciation) of $(6,998,430) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,919,287,158 and $11,093,984,779, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 880,061
Service Class 2	9,317,366
Service Class 2 R	15,060
$ 10,212,487

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 2,472,884
Service Class	596,661
Service Class 2	2,521,975
Service Class 2R	4,060
Investor Class	363,777
$ 5,959,357

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $430,299 for the period.

Semiannual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $34,160 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,178,055.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,285,214 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $102.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ 3,537,496	$ 89,825,612
Service Class	857,367	20,191,848
Service Class 2	3,702,359	76,591,597
Service Class 2R	5,882	133,806
Investor Class	223,861	5,150,312
Total	$ 8,326,965	$ 191,893,175
From net realized gain
Initial Class	$ -	$ 1,784,525
Service Class	-	432,148
Service Class 2	-	1,851,990
Service Class 2R	-	3,263
Investor Class	-	109,864
Total	$ -	$ 4,181,790

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	6,462,969	14,081,895	$ 136,807,053	$ 237,639,561
Reinvestment of distributions	181,503	4,636,839	3,537,496	91,610,137
Shares redeemed	(25,752,084)	(65,265,249)	(536,748,062)	(1,075,039,384)
Net increase (decrease)	(19,107,612)	(46,546,515)	$ (396,403,513)	$ (745,789,686)
Service Class
Shares sold	2,434,454	6,280,159	$ 50,561,769	$ 104,665,220
Reinvestment of distributions	44,149	1,049,443	857,367	20,623,996
Shares redeemed	(7,561,690)	(18,151,640)	(157,375,969)	(296,874,025)
Net increase (decrease)	(5,083,087)	(10,822,038)	$ (105,956,833)	$ (171,584,809)
Service Class 2
Shares sold	14,866,273	57,118,843	$ 307,126,585	$ 927,455,049
Reinvestment of distributions	193,133	4,056,980	3,702,359	78,443,587
Shares redeemed	(49,142,420)	(96,296,164)	(1,001,114,986)	(1,585,826,463)
Net increase (decrease)	(34,083,014)	(35,120,341)	$ (690,286,042)	$ (579,927,827)
Service Class 2R
Shares sold	77,606	142,133	$ 1,629,327	$ 2,366,097
Reinvestment of distributions	308	7,152	5,882	137,069
Shares redeemed	(221,278)	(392,336)	(4,410,066)	(6,296,651)
Net increase (decrease)	(143,364)	(243,051)	$ (2,774,857)	$ (3,793,485)
Investor Class
Shares sold	1,710,760	2,899,284	$ 35,873,053	$ 50,858,034
Reinvestment of distributions	11,521	266,531	223,861	5,260,176
Shares redeemed	(926,284)	(2,091,088)	(19,072,202)	(32,554,641)
Net increase (decrease)	795,997	1,074,727	$ 17,024,712	$ 23,563,569

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated issuer was the owner of record of 18% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCON-SANN-0810
1.705691.112

Fidelity® Variable Insurance Products:
Contrafund Portfolio - Service Class 2R

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site a http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	.65%
Actual		$ 1,000.00	$ 934.00	$ 3.12
Hypothetical A		$ 1,000.00	$ 1,021.57	$ 3.26
Service Class	.75%
Actual		$ 1,000.00	$ 933.30	$ 3.60
Hypothetical A		$ 1,000.00	$ 1,021.08	$ 3.76
Service Class 2.90%
Actual		$ 1,000.00	$ 932.50	$ 4.31
Hypothetical A		$ 1,000.00	$ 1,020.33	$ 4.51
Service Class 2R	.90%
Actual		$ 1,000.00	$ 932.30	$ 4.31
Hypothetical A		$ 1,000.00	$ 1,020.33	$ 4.51
Investor Class	.74%
Actual		$ 1,000.00	$ 933.40	$ 3.55
Hypothetical A		$ 1,000.00	$ 1,021.12	$ 3.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.8	0.8
Microsoft Corp.	2.4	2.7
JPMorgan Chase & Co.	2.1	3.0
The Coca-Cola Co.	1.6	1.0
Wells Fargo & Co.	1.5	2.1
Procter & Gamble Co.	1.6	1.8
General Electric Co.	1.5	1.3
Citigroup, Inc.	1.5	0.0
Micron Technology, Inc.	1.3	1.4
Merck & Co., Inc.	1.3	1.6
	17.6
Top Ten Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.4	19.9
Financials	15.6	13.9
Health Care	11.5	12.1
Industrials	11.4	10.5
Consumer Staples	10.9	11.4
Energy	10.5	11.3
Consumer Discretionary	9.8	9.1
Utilities	3.7	3.7
Telecommunication Services	3.3	3.3
Materials	3.2	3.5
Asset Allocation (% of fund's net assets)
As of June 30, 2010*		As of December 31, 2009**
	Stocks and Equity Futures 99.0%		Stocks and Equity Futures 99.0%
	Short-Term Investments and Net Other Assets 1.0%		Short-Term Investments and Net Other Assets 1.0%
* Foreign investments	13.7%	** Foreign investments	15.4%

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.4%
Johnson Controls, Inc.	1,698,000	$ 45,625,260
TRW Automotive Holdings Corp. (a)	455,275	12,551,932
		58,177,192
Automobiles - 0.5%
Daimler AG (United States) (a)	353,200	17,854,260
Ford Motor Co. (a)	3,036,198	30,604,876
Harley-Davidson, Inc.	992,200	22,056,606
Toyota Motor Corp. sponsored ADR	181,000	12,411,170
		82,926,912
Distributors - 0.1%
Li & Fung Ltd.	3,643,000	16,299,220
Hotels, Restaurants & Leisure - 1.7%
Darden Restaurants, Inc.	438,898	17,051,187
Las Vegas Sands Corp. (a)(c)	794,000	17,579,160
Marriott International, Inc. Class A	941,161	28,178,360
McDonald's Corp.	2,027,300	133,538,251
Royal Caribbean Cruises Ltd. (a)(c)	560,400	12,760,308
Starwood Hotels & Resorts Worldwide, Inc.	846,600	35,074,638
Yum! Brands, Inc.	196,500	7,671,360
		251,853,264
Household Durables - 0.4%
D.R. Horton, Inc.	1,307,200	12,849,776
M.D.C. Holdings, Inc.	525,750	14,168,963
Newell Rubbermaid, Inc.	985,600	14,429,184
Stanley Black & Decker, Inc.	396,061	20,009,002
		61,456,925
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	493,805	53,953,134
Expedia, Inc.	1,121,338	21,058,728
Rakuten, Inc.	12,567	9,081,635
		84,093,497
Leisure Equipment & Products - 0.1%
Brunswick Corp.	687,687	8,547,949
Eastman Kodak Co. (a)(c)	1,677,700	7,281,218
		15,829,167
Media - 2.9%
DIRECTV (a)	2,317,100	78,596,032
Liberty Global, Inc. Class A (a)(c)	678,200	17,626,418
Naspers Ltd. Class N	241,900	8,190,119
The Walt Disney Co.	4,261,443	134,235,455
The Weinstein Co. II Holdings, LLC Class A-1 (a)(h)	11,499	4,312,125
Time Warner Cable, Inc.	1,081,743	56,337,175
Time Warner, Inc.	2,773,947	80,194,808
Viacom, Inc. Class B (non-vtg.)	1,839,316	57,699,343
		437,191,475

	Shares	Value
Multiline Retail - 0.5%
Target Corp.	1,543,700	$ 75,903,729
Specialty Retail - 2.3%
Best Buy Co., Inc.	992,922	33,620,339
Hengdeli Holdings Ltd.	22,412,000	9,661,311
Home Depot, Inc.	3,565,200	100,075,164
Inditex SA	327,151	18,653,837
Lowe's Companies, Inc.	3,432,900	70,099,818
Ross Stores, Inc.	407,300	21,705,017
Sally Beauty Holdings, Inc. (a)	2,008,821	16,472,332
Tiffany & Co., Inc.	400,900	15,198,119
TJX Companies, Inc.	1,157,152	48,542,526
Urban Outfitters, Inc. (a)	448,200	15,413,598
		349,442,061
Textiles, Apparel & Luxury Goods - 0.2%
LVMH Moet Hennessy - Louis Vuitton	124,802	13,583,255
Ports Design Ltd.	1,947,500	4,953,586
Trinity Ltd.	8,956,000	5,961,410
		24,498,251
TOTAL CONSUMER DISCRETIONARY		1,457,671,693
CONSUMER STAPLES - 10.9%
Beverages - 4.0%
Anheuser-Busch InBev SA NV	887,009	42,646,781
Coca-Cola Bottling Co. Consolidated	183,726	8,804,150
Coca-Cola FEMSA SAB de CV sponsored ADR	131,047	8,202,232
Coca-Cola Icecek AS	486,982	4,367,138
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	85,762	8,662,820
Constellation Brands, Inc. Class A (sub. vtg.) (a)	3,095,869	48,357,474
Diageo PLC sponsored ADR	688,271	43,182,123
Embotelladora Andina SA sponsored ADR	397,500	8,888,100
Molson Coors Brewing Co. Class B	1,438,618	60,939,858
PepsiCo, Inc.	2,049,588	124,922,389
The Coca-Cola Co.	4,704,028	235,765,883
		594,738,948
Food & Staples Retailing - 2.2%
BJ's Wholesale Club, Inc. (a)	771,790	28,563,948
CVS Caremark Corp.	2,704,198	79,287,085
Kroger Co.	2,085,112	41,055,855
Safeway, Inc.	393,188	7,730,076
Wal-Mart Stores, Inc.	1,934,631	92,997,712
Walgreen Co.	3,333,890	89,014,863
		338,649,539
Food Products - 1.1%
Archer Daniels Midland Co.	1,036,741	26,768,653
Ausnutria Dairy Hunan Co. Ltd. Class H	7,053,000	4,305,344
Bunge Ltd.	91,400	4,495,966
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Dean Foods Co. (a)	3,427,418	$ 34,514,099
Green Mountain Coffee Roasters, Inc. (a)	548,322	14,091,875
Nestle SA	759,895	36,641,250
Unilever NV unit	1,573,009	42,974,606
Viterra, Inc. (a)	605,100	4,030,021
		167,821,814
Household Products - 1.8%
Colgate-Palmolive Co.	226,639	17,850,088
Energizer Holdings, Inc. (a)	347,723	17,483,512
Procter & Gamble Co.	3,835,006	230,023,660
		265,357,260
Personal Products - 0.5%
Avon Products, Inc.	2,641,331	69,995,272
Tobacco - 1.3%
Altria Group, Inc.	2,646,779	53,041,451
British American Tobacco PLC sponsored ADR	1,390,168	87,997,634
Philip Morris International, Inc.	1,059,927	48,587,054
Souza Cruz Industria Comerico	118,200	4,451,114
		194,077,253
TOTAL CONSUMER STAPLES		1,630,640,086
ENERGY - 10.5%
Energy Equipment & Services - 2.9%
Baker Hughes, Inc.	2,983,618	124,029,000
Cameron International Corp. (a)	213,094	6,929,817
Ensco International Ltd. ADR	469,629	18,447,027
Halliburton Co.	3,095,104	75,984,803
National Oilwell Varco, Inc.	391,733	12,954,610
Noble Corp.	720,300	22,264,473
Oceaneering International, Inc. (a)	112,185	5,037,107
Pride International, Inc. (a)	1,740,031	38,872,293
Saipem SpA	389,843	11,873,441
Schlumberger Ltd.	249,900	13,829,466
Smith International, Inc.	2,068,915	77,894,650
Transocean Ltd. (a)	502,807	23,295,048
Weatherford International Ltd. (a)	878,362	11,541,677
		442,953,412
Oil, Gas & Consumable Fuels - 7.6%
Alpha Natural Resources, Inc. (a)	155,100	5,253,237
Anadarko Petroleum Corp.	760,333	27,440,418
Apache Corp.	366,262	30,835,598
Arch Coal, Inc.	993,465	19,680,542
BG Group PLC	3,708,956	55,146,098
BP PLC	1,179,900	5,646,677
BP PLC sponsored ADR	552,430	15,954,178
Chevron Corp.	1,666,979	113,121,195

	Shares	Value
China Shenhua Energy Co. Ltd. (H Shares)	1,684,000	$ 6,075,570
Concho Resources, Inc. (a)	359,961	19,916,642
Denbury Resources, Inc. (a)	2,999,887	43,918,346
Exxon Mobil Corp.	3,014,629	172,044,877
Falkland Oil & Gas Ltd. (a)	1,645,400	5,991,712
Frontier Oil Corp.	632,578	8,508,174
Imperial Oil Ltd.	540,200	19,678,696
InterOil Corp. (a)(c)	158,300	7,030,103
Marathon Oil Corp.	2,213,949	68,831,674
Mariner Energy, Inc. (a)	189,800	4,076,904
Massey Energy Co.	569,200	15,567,620
Niko Resources Ltd.	31,800	2,957,605
Occidental Petroleum Corp.	759,961	58,630,991
OPTI Canada, Inc. (a)	1,065,800	1,792,102
Peabody Energy Corp.	158,600	6,206,018
Petrobank Energy & Resources Ltd. (a)	654,600	23,028,294
Petrohawk Energy Corp. (a)	1,280,876	21,736,466
Pioneer Natural Resources Co.	132,600	7,883,070
Plains Exploration & Production Co. (a)	1,256,684	25,900,257
Royal Dutch Shell PLC Class B ADR	2,169,900	104,762,772
Southwestern Energy Co. (a)	1,695,170	65,501,369
Suncor Energy, Inc.	2,537,844	74,689,449
Talisman Energy, Inc.	2,889,700	43,703,133
Ultra Petroleum Corp. (a)	402,758	17,822,042
Whiting Petroleum Corp. (a)	448,250	35,151,765
		1,134,483,594
TOTAL ENERGY		1,577,437,006
FINANCIALS - 15.6%
Capital Markets - 2.6%
Ameriprise Financial, Inc.	992,830	35,870,948
Charles Schwab Corp.	1,837,313	26,053,098
Evercore Partners, Inc. Class A	182,600	4,263,710
Franklin Resources, Inc.	327,846	28,257,047
Invesco Ltd.	1,250,707	21,049,399
MF Global Holdings Ltd. (a)	1,948,700	11,127,077
Morgan Stanley	5,336,586	123,862,161
State Street Corp.	3,741,124	126,524,814
TD Ameritrade Holding Corp. (a)	573,800	8,779,140
		385,787,394
Commercial Banks - 4.2%
BB&T Corp.	1,085,260	28,553,191
FirstMerit Corp.	1,171,826	20,073,379
Huntington Bancshares, Inc.	5,061,037	28,038,145
KeyCorp	1,332,435	10,246,425
PNC Financial Services Group, Inc.	2,579,507	145,742,146
Regions Financial Corp.	3,285,511	21,618,662
Sumitomo Mitsui Financial Group, Inc.	1,044,000	29,552,682
SunTrust Banks, Inc.	1,238,100	28,847,730
U.S. Bancorp, Delaware	3,534,567	78,997,572
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.	9,125,824	$ 233,621,094
Zions Bancorporation	480,900	10,373,013
		635,664,039
Consumer Finance - 1.3%
American Express Co.	2,168,033	86,070,910
Capital One Financial Corp.	1,460,365	58,852,710
Discover Financial Services	2,900,349	40,546,879
Promise Co. Ltd. (c)	1,127,900	7,600,179
		193,070,678
Diversified Financial Services - 4.6%
Bank of America Corp.	6,566,012	94,353,592
Citigroup, Inc. (a)	58,623,011	220,422,521
CME Group, Inc.	112,206	31,591,599
IntercontinentalExchange, Inc. (a)	127,464	14,407,256
JPMorgan Chase & Co.	8,374,539	306,591,873
NBH Holdings Corp. Class A (a)(e)	813,800	15,869,100
		683,235,941
Insurance - 2.0%
Allstate Corp.	863,046	24,795,312
CNO Financial Group, Inc. (a)	3,779,800	18,710,010
First American Financial Corp.	609,105	7,723,451
Genworth Financial, Inc. Class A (a)	1,213,800	15,864,366
Marsh & McLennan Companies, Inc.	1,300,410	29,324,246
MetLife, Inc.	3,488,719	131,734,029
Protective Life Corp.	833,600	17,830,704
Sony Financial Holdings, Inc.	5,880	19,617,586
Unum Group	1,458,200	31,642,940
		297,242,644
Real Estate Investment Trusts - 0.5%
ProLogis Trust	1,875,441	18,998,217
Public Storage	405,600	35,656,296
The Macerich Co.	339,900	12,685,068
U-Store-It Trust	1,386,876	10,346,095
		77,685,676
Real Estate Management & Development - 0.3%
BR Malls Participacoes SA	1,404,700	18,451,881
Forest City Enterprises, Inc. Class A (a)	386,661	4,377,003
Indiabulls Real Estate Ltd. (a)	5,003,398	16,760,037
		39,588,921
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	1,988,400	20,261,796
TOTAL FINANCIALS		2,332,537,089
HEALTH CARE - 11.5%
Biotechnology - 1.9%
Abraxis BioScience, Inc. (a)	218,559	16,217,078

	Shares	Value
Acorda Therapeutics, Inc. (a)	253,500	$ 7,886,385
AMAG Pharmaceuticals, Inc. (a)	381,736	13,112,632
Amgen, Inc. (a)	745,967	39,237,864
AVEO Pharmaceuticals, Inc.	522,700	3,695,489
Biogen Idec, Inc. (a)	917,711	43,545,387
BioMarin Pharmaceutical, Inc. (a)	1,110,617	21,057,298
Genzyme Corp. (a)	1,474,400	74,855,288
Gilead Sciences, Inc. (a)	1,564,313	53,624,650
Human Genome Sciences, Inc. (a)	393,727	8,921,854
		282,153,925
Health Care Equipment & Supplies - 1.8%
American Medical Systems Holdings, Inc. (a)	608,400	13,457,808
C. R. Bard, Inc.	346,020	26,826,931
CareFusion Corp. (a)	682,543	15,493,726
Covidien PLC	1,251,922	50,302,226
Edwards Lifesciences Corp. (a)	1,023,162	57,317,535
Mako Surgical Corp. (a)	1,154,193	14,369,703
Quidel Corp. (a)(c)	1,322,504	16,782,576
Stryker Corp.	839,300	42,015,358
Thoratec Corp. (a)	229,700	9,815,081
William Demant Holding AS (a)	338,874	24,784,180
		271,165,124
Health Care Providers & Services - 2.5%
CIGNA Corp.	1,431,539	44,463,601
Express Scripts, Inc. (a)	1,738,552	81,746,715
Henry Schein, Inc. (a)	991,100	54,411,390
McKesson Corp.	410,100	27,542,316
Medco Health Solutions, Inc. (a)	1,631,280	89,850,902
UnitedHealth Group, Inc.	2,556,889	72,615,648
		370,630,572
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	976,123	15,715,580
Life Sciences Tools & Services - 0.9%
Covance, Inc. (a)	567,877	29,143,448
Fluidigm Corp. warrants 8/25/19 (a)	8,933	866
Illumina, Inc. (a)	862,164	37,529,999
Life Technologies Corp. (a)	768,728	36,322,398
QIAGEN NV (a)	1,258,170	24,182,027
		127,178,738
Pharmaceuticals - 4.3%
Abbott Laboratories	1,356,510	63,457,538
Allergan, Inc.	1,139,368	66,379,580
Biovail Corp.	601,900	11,596,420
Johnson & Johnson	891,633	52,659,845
Merck & Co., Inc.	5,517,725	192,954,843
Novo Nordisk AS Series B	404,009	32,638,585
Perrigo Co.	324,658	19,177,548
Pfizer, Inc.	10,801,310	154,026,681
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Shire PLC sponsored ADR	697,700	$ 42,824,826
Valeant Pharmaceuticals International (a)	223,300	11,676,357
		647,392,223
TOTAL HEALTH CARE		1,714,236,162
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.3%
Goodrich Corp.	809,856	53,652,960
Honeywell International, Inc.	658,200	25,689,546
Raytheon Co.	1,255,612	60,759,065
The Boeing Co.	1,282,750	80,492,563
United Technologies Corp.	1,787,929	116,054,471
		336,648,605
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	890,200	50,643,478
Airlines - 0.2%
Southwest Airlines Co.	3,087,816	34,305,636
Building Products - 0.3%
Armstrong World Industries, Inc. (a)	284,730	8,593,151
Masco Corp.	1,477,912	15,902,333
Owens Corning (a)	616,901	18,451,509
		42,946,993
Commercial Services & Supplies - 0.2%
Republic Services, Inc.	700,595	20,828,689
Stericycle, Inc. (a)	224,700	14,735,826
		35,564,515
Construction & Engineering - 0.3%
Fluor Corp.	624,350	26,534,875
Granite Construction, Inc.	251,890	5,939,566
Jacobs Engineering Group, Inc. (a)	281,000	10,239,640
KBR, Inc.	409,384	8,326,871
		51,040,952
Electrical Equipment - 1.9%
Cooper Industries PLC Class A	888,275	39,084,100
Emerson Electric Co.	449,100	19,621,179
First Solar, Inc. (a)(c)	1,130,978	128,739,226
JA Solar Holdings Co. Ltd. ADR (a)(c)	5,108,685	23,755,385
Regal-Beloit Corp.	731,426	40,798,942
Saft Groupe SA	385,416	11,686,033
Solarfun Power Holdings Co. Ltd. ADR (a)(c)	2,774,190	18,781,266
		282,466,131
Industrial Conglomerates - 2.0%
3M Co.	413,700	32,678,163
Carlisle Companies, Inc.	365,677	13,211,910

	Shares	Value
General Electric Co.	15,636,600	$ 225,479,772
Tyco International Ltd.	925,700	32,612,411
		303,982,256
Machinery - 2.7%
Caterpillar, Inc.	1,214,100	72,930,987
Cummins, Inc.	1,083,886	70,593,495
Danaher Corp.	1,997,742	74,156,183
Deere & Co.	1,147,270	63,879,994
Dover Corp.	323,300	13,510,707
Ingersoll-Rand Co. Ltd.	968,600	33,407,014
Navistar International Corp. (a)	815,623	40,128,652
NSK Ltd.	718,000	4,987,452
Timken Co.	220,200	5,722,998
Toro Co.	204,728	10,056,239
Vallourec SA (c)	56,781	9,789,343
		399,163,064
Road & Rail - 1.2%
CSX Corp.	1,514,630	75,171,087
Union Pacific Corp.	1,440,204	100,108,580
		175,279,667
TOTAL INDUSTRIALS		1,712,041,297
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 0.5%
Aruba Networks, Inc. (a)(c)	2,276,776	32,421,290
Ciena Corp. (a)(c)	1,913,429	24,262,280
Meru Networks, Inc. (a)(c)	574,625	6,815,053
ViaSat, Inc. (a)	250,254	8,148,270
		71,646,893
Computers & Peripherals - 4.0%
A-DATA Technology Co. Ltd. (a)	4,921,000	9,520,702
Apple, Inc. (a)	1,653,828	415,987,346
HTC Corp.	1,976,000	26,124,818
SanDisk Corp. (a)	3,690,201	155,246,756
		606,879,622
Electronic Equipment & Components - 0.5%
Agilent Technologies, Inc. (a)	1,792,304	50,955,203
BYD Co. Ltd. (H Shares) (c)	1,536,500	11,301,629
Tyco Electronics Ltd.	453,684	11,514,500
		73,771,332
Internet Software & Services - 1.5%
eBay, Inc. (a)	4,324,676	84,806,896
Google, Inc. Class A (a)	123,886	55,123,076
WebMD Health Corp. (a)	1,834,419	85,172,074
		225,102,046
IT Services - 0.2%
CoreLogic, Inc. (a)	508,953	8,988,110
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Heartland Payment Systems, Inc.	291,501	$ 4,325,875
Visa, Inc. Class A	250,013	17,688,420
		31,002,405
Semiconductors & Semiconductor Equipment - 9.2%
Analog Devices, Inc.	4,121,760	114,832,234
Applied Materials, Inc.	13,198,646	158,647,725
Applied Micro Circuits Corp. (a)	429,220	4,498,226
ASML Holding NV	6,847,123	188,090,469
ATMI, Inc. (a)(d)	1,686,873	24,695,821
Avago Technologies Ltd.	1,296,772	27,310,018
Broadcom Corp. Class A	1,903,162	62,747,251
Brooks Automation, Inc. (a)(d)	3,437,440	26,571,411
FSI International, Inc. (a)	43,800	183,522
Inotera Memories, Inc. (a)	78,189,698	43,137,113
Intel Corp.	5,624,347	109,393,549
Intersil Corp. Class A	506,092	6,128,774
KLA-Tencor Corp.	1,028,459	28,673,437
Kulicke & Soffa Industries, Inc. (a)	834,731	5,859,812
Lam Research Corp. (a)	3,242,145	123,396,039
LDK Solar Co. Ltd. sponsored ADR (a)(c)	523,500	2,706,495
Marvell Technology Group Ltd. (a)	3,278,371	51,667,127
Micron Technology, Inc. (a)	22,817,702	193,722,290
Nanya Technology Corp. (a)	19,601,000	15,078,391
Photronics, Inc. (a)	1,852,538	8,373,472
ReneSola Ltd. sponsored ADR (a)(c)	1,400,940	8,363,612
Samsung Electronics Co. Ltd.	202,069	126,607,356
Skyworks Solutions, Inc. (a)	443,100	7,439,649
Varian Semiconductor Equipment Associates, Inc. (a)	1,646,142	47,178,430
		1,385,302,223
Software - 2.5%
Microsoft Corp.	15,511,490	356,919,385
Nuance Communications, Inc. (a)	702,133	10,496,888
		367,416,273
TOTAL INFORMATION TECHNOLOGY		2,761,120,794
MATERIALS - 3.2%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	271,404	17,589,693
Albemarle Corp.	840,291	33,367,956
CF Industries Holdings, Inc.	67,650	4,292,393
Clariant AG (Reg.) (a)	714,033	9,041,375
Dow Chemical Co.	2,672,100	63,382,212
E.I. du Pont de Nemours & Co.	510,254	17,649,686
Lubrizol Corp.	32,800	2,634,168
LyondellBasell Industries NV:
Class A (a)	169,276	2,733,807
Class B (a)	154,983	2,502,975

	Shares	Value
Monsanto Co.	763,046	$ 35,267,986
Praxair, Inc.	383,532	29,144,597
Solutia, Inc. (a)	1,157,100	15,158,010
The Mosaic Co.	243,500	9,491,630
Wacker Chemie AG (c)	94,882	13,759,432
		256,015,920
Construction Materials - 0.1%
HeidelbergCement AG	130,234	6,187,925
Containers & Packaging - 0.3%
Ball Corp.	226,424	11,961,980
Owens-Illinois, Inc. (a)	722,900	19,120,705
Pactiv Corp. (a)	276,900	7,711,665
Rexam PLC	2,502,800	11,255,603
		50,049,953
Metals & Mining - 1.0%
AngloGold Ashanti Ltd. sponsored ADR	1,298,727	56,079,032
Carpenter Technology Corp.	274,280	9,004,612
Commercial Metals Co.	772,000	10,205,840
Freeport-McMoRan Copper & Gold, Inc.	725,800	42,916,554
Globe Specialty Metals, Inc.	1,008,385	10,416,617
Ivanhoe Mines Ltd. (a)	497,200	6,440,644
Nucor Corp.	369,900	14,159,772
Walter Energy, Inc.	52,000	3,164,200
		152,387,271
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	554,736	19,526,707
TOTAL MATERIALS		484,167,776
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	3,158,726	76,409,582
Qwest Communications International, Inc.	30,235,852	158,738,223
		235,147,805
Wireless Telecommunication Services - 1.7%
America Movil SAB de CV Series L sponsored ADR	544,000	25,840,000
American Tower Corp. Class A (a)	2,561,563	113,989,554
Clearwire Corp. Class A (a)(c)	5,717,958	41,626,734
NII Holdings, Inc. (a)	984,734	32,023,550
Sprint Nextel Corp. (a)	10,059,750	42,653,340
		256,133,178
TOTAL TELECOMMUNICATION SERVICES		491,280,983
UTILITIES - 3.7%
Electric Utilities - 1.8%
American Electric Power Co., Inc.	1,840,200	59,438,460
Entergy Corp.	991,153	70,986,378
FirstEnergy Corp.	276,500	9,741,095
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
NextEra Energy, Inc.	2,123,110	$ 103,522,844
PPL Corp.	722,290	18,021,136
		261,709,913
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	1,124,044	10,386,167
Multi-Utilities - 1.8%
CMS Energy Corp.	2,468,650	36,165,723
PG&E Corp.	2,035,100	83,642,610
Public Service Enterprise Group, Inc.	2,013,062	63,069,232
Sempra Energy	1,447,177	67,713,412
TECO Energy, Inc.	1,502,883	22,648,447
		273,239,424
TOTAL UTILITIES		545,335,504
TOTAL COMMON STOCKS (Cost $14,893,112,082)		14,706,468,390
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (a)	412,471	2,887,297
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE	177,700	7,607,951
Volkswagen AG	154,786	13,589,934
		21,197,885
TOTAL PREFERRED STOCKS (Cost $31,548,577)		24,085,182
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.16% 7/8/10 to 8/5/10 (f) (Cost $10,299,553)	$ 10,300,000	10,299,250
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (g)	307,492,249	$ 307,492,249
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(g)	265,672,626	265,672,626
TOTAL MONEY MARKET FUNDS (Cost $573,164,875)		573,164,875
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at: 0.02%, dated 6/30/10 due 7/1/10 (Collateralized by U.S. Government Obligations) #	$ 26,000	26,000
0.04%, dated 6/30/10 due 7/1/10 (Collateralized by U.S. Treasury Obligations) #	2,210,000	2,210,000
TOTAL CASH EQUIVALENTS (Cost $2,236,000)		2,236,000
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $15,510,361,087)		15,316,253,697
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(336,020,138)
NET ASSETS - 100%		$ 14,980,233,559
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2,171 CME E-mini S&P 500 Index Contracts	Sept. 2010	$ 111,437,430	$ (6,337,151)

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,869,100 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $10,299,250.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,312,125 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
The Weinstein Co. II Holdings, LLC Class A-1	10/19/05	$ 11,499,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$26,000 due 7/01/10 at 0.02%
BNP Paribas Securities Corp.	$ 3,727
Bank of America, NA	5,514
Barclays Capital, Inc.	7,709
Credit Agricole Securities (USA) Inc.	5,514
Mizuho Securities USA, Inc.	1,838
RBC Capital Markets Corp.	1,698
$ 26,000
$2,210,000 due 7/01/10 at 0.04%
BNP Paribas Securities Corp.	$ 1,039,810
Banc of America Securities LLC	395,864
Barclays Capital, Inc.	553,090
Morgan Stanley & Co., Inc.	221,236
$ 2,210,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 297,427
Fidelity Securities Lending Cash Central Fund	1,178,055
Total	$ 1,475,482
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ATMI, Inc.	$ 31,994,169	$ 4,437,195	$ 4,423,795	$ -	$ 24,695,821
Brooks Automation, Inc.	29,493,235	-	-	-	26,571,411
Sycamore Networks, Inc.	31,844,550	-	28,017,008	-	-
Total	$ 93,331,954	$ 4,437,195	$ 32,440,803	$ -	$ 51,267,232
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,478,869,578	$ 1,375,165,314	$ 99,392,139	$ 4,312,125
Consumer Staples	1,630,640,086	1,547,046,711	83,593,375	-
Energy	1,577,437,006	1,492,703,508	84,733,498	-
Financials	2,332,537,089	2,243,137,505	73,530,484	15,869,100
Health Care	1,717,123,459	1,656,812,531	57,422,765	2,888,163
Industrials	1,712,041,297	1,685,578,469	26,462,828	-
Information Technology	2,761,120,794	2,529,350,785	231,770,009	-
Materials	484,167,776	443,923,441	40,244,335	-
Telecommunication Services	491,280,983	491,280,983	-	-
Utilities	545,335,504	545,335,504	-	-
U.S. Government and Government Agency Obligations	10,299,250	-	10,299,250	-
Money Market Funds	573,164,875	573,164,875	-	-
Cash Equivalents	2,236,000	-	2,236,000	-
Total Investments in Securities:	$ 15,316,253,697	$ 14,583,499,626	$ 709,684,683	$ 23,069,388
Derivative Instruments:
Liabilities
Futures Contracts	$ (6,337,151)	$ (6,337,151)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 23,678,872
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(609,484)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 23,069,388
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ (609,484)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (6,337,151)
Total Value of Derivatives	$ -	$ (6,337,151)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.3%
United Kingdom	2.3%
Netherlands	1.8%
Canada	1.4%
Switzerland	1.1%
Others (Individually Less Than 1%)	7.1%
100.0%
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $5,069,635,430 of which $2,732,126,551 and $2,337,508,879 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending December 31, 2010 approximately $123,297,333 of losses recognized during the period November 1, 2009 to December 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $256,377,484 and repurchase agreements of $2,236,000) - See accompanying schedule: Unaffiliated issuers (cost $14,888,269,260)	$ 14,691,821,590
Fidelity Central Funds (cost $573,164,875)	573,164,875
Other affiliated issuers (cost $48,926,952)	51,267,232
Total Investments (cost $15,510,361,087)		$ 15,316,253,697
Foreign currency held at value (cost $503,774)		503,774
Receivable for investments sold		123,658,178
Receivable for fund shares sold		11,170,146
Dividends receivable		15,378,362
Distributions receivable from Fidelity Central Funds		342,477
Other receivables		837,861
Total assets		15,468,144,495

Liabilities
Payable to custodian bank	$ 1,850,369
Payable for investments purchased	196,640,206
Payable for fund shares redeemed	11,694,797
Accrued management fee	7,394,465
Distribution fees payable	1,555,899
Payable for daily variation on futures contracts	944,412
Other affiliated payables	1,031,997
Other payables and accrued expenses	1,126,165
Collateral on securities loaned, at value	265,672,626
Total liabilities		487,910,936

Net Assets		$ 14,980,233,559
Net Assets consist of:
Paid in capital		$ 20,117,689,504
Undistributed net investment income		64,907,885
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,001,977,933)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(200,385,897)
Net Assets		$ 14,980,233,559

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($6,542,943,134 ÷ 339,973,483 shares)	$ 19.25

Service Class: Net Asset Value, offering price and redemption price per share ($1,567,360,198 ÷ 81,776,143 shares)	$ 19.17

Service Class 2: Net Asset Value, offering price and redemption price per share ($6,418,247,576 ÷ 339,406,010 shares)	$ 18.91

Service Class 2R: Net Asset Value, offering price and redemption price per share ($9,677,769 ÷ 513,013 shares)	$ 18.86

Investor Class: Net Asset Value, offering price and redemption price per share ($442,004,882 ÷ 23,048,457 shares)	$ 19.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 132,234,650
Interest		7,210
Income from Fidelity Central Funds		1,475,482
Total income		133,717,342

Expenses
Management fee	$ 47,485,429
Transfer agent fees	5,959,357
Distribution fees	10,212,487
Accounting and security lending fees	820,037
Custodian fees and expenses	497,379
Independent trustees' compensation	47,845
Depreciation in deferred trustee compensation account	(2)
Audit	57,249
Legal	28,004
Miscellaneous	757,190
Total expenses before reductions	65,864,975
Expense reductions	(1,285,316)	64,579,659
Net investment income (loss)		69,137,683
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	561,777,239
Other affiliated issuers	(27,947,520)
Foreign currency transactions	314,277
Futures contracts	(23,351,570)
Total net realized gain (loss)		510,792,426
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,644,564,348)
Assets and liabilities in foreign currencies	43,524
Futures contracts	(6,998,430)
Total change in net unrealized appreciation (depreciation)		(1,651,519,254)
Net gain (loss)		(1,140,726,828)
Net increase (decrease) in net assets resulting from operations		$ (1,071,589,145)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 69,137,683	$ 182,048,095
Net realized gain (loss)	510,792,426	(1,211,829,520)
Change in net unrealized appreciation (depreciation)	(1,651,519,254)	5,676,838,088
Net increase (decrease) in net assets resulting from operations	(1,071,589,145)	4,647,056,663
Distributions to shareholders from net investment income	(8,326,965)	(191,893,175)
Distributions to shareholders from net realized gain	-	(4,181,790)
Total distributions	(8,326,965)	(196,074,965)
Share transactions - net increase (decrease)	(1,178,396,533)	(1,477,532,238)
Redemption fees	922	784
Total increase (decrease) in net assets	(2,258,311,721)	2,973,450,244

Net Assets
Beginning of period	17,238,545,280	14,265,095,036
End of period (including undistributed net investment income of $64,907,885 and undistributed net investment income of $4,097,167, respectively)	$ 14,980,233,559	$ 17,238,545,280

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 20.62	$ 15.39	$ 27.90	$ 31.47	$ 31.03	$ 26.62
Income from Investment Operations
Net investment income (loss) E	.10	.23	.24	.34	.27	.18
Net realized and unrealized gain (loss)	(1.46)	5.26	(11.87)	5.17	3.30	4.32
Total from investment operations	(1.36)	5.49	(11.63)	5.51	3.57	4.50
Distributions from net investment income	(.01)	(.25)	(.23)	(.33)	(.42)	(.08)
Distributions from net realized gain	-	(.01)	(.65)	(8.75)	(2.71)	(.01)
Total distributions	(.01)	(.26) K	(.88)	(9.08)	(3.13)	(.09) J
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.25	$ 20.62	$ 15.39	$ 27.90	$ 31.47	$ 31.03
Total Return B,C,D	(6.60)%	35.71%	(42.51)%	17.59%	11.72%	16.94%
Ratios to Average Net Assets F,H
Expenses before reductions	.65% A	.67%	.66%	.65%	.66%	.66%
Expenses net of fee waivers, if any	.65% A	.67%	.66%	.65%	.66%	.66%
Expenses net of all reductions	.64% A	.65%	.65%	.64%	.65%	.64%
Net investment income (loss)	.94% A	1.33%	1.07%	1.00%	.85%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,542,943	$ 7,405,228	$ 6,240,871	$ 12,371,009	$ 11,595,588	$ 11,099,527
Portfolio turnover rate G	121% A	145%	172%	134%	75%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.09 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.005 per share. K Total distributions of $.26 per share is comprised of distributions from net investment income of $.250 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class

	Six months ended June 30,2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 20.55	$ 15.33	$ 27.80	$ 31.38	$ 30.93	$ 26.53
Income from Investment Operations
Net investment income (loss) E	.09	.21	.21	.30	.24	.16
Net realized and unrealized gain (loss)	(1.46)	5.25	(11.83)	5.16	3.28	4.30
Total from investment operations	(1.37)	5.46	(11.62)	5.46	3.52	4.46
Distributions from net investment income	(.01)	(.23)	(.20)	(.29)	(.36)	(.06)
Distributions from net realized gain	-	(.01)	(.65)	(8.75)	(2.71)	(.01)
Total distributions	(.01)	(.24) K	(.85)	(9.04)	(3.07)	(.06) J
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.17	$ 20.55	$ 15.33	$ 27.80	$ 31.38	$ 30.93
Total Return B,C,D	(6.67)%	35.66%	(42.61)%	17.51%	11.59%	16.85%
Ratios to Average Net Assets F,H
Expenses before reductions	.75% A	.77%	.76%	.75%	.76%	.76%
Expenses net of fee waivers, if any	.75% A	.77%	.76%	.75%	.76%	.76%
Expenses net of all reductions	.74% A	.75%	.75%	.74%	.75%	.74%
Net investment income (loss)	.84% A	1.23%	.97%	.90%	.75%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,567,360	$ 1,784,820	$ 1,497,734	$ 3,008,644	$ 2,766,343	$ 2,503,244
Portfolio turnover rate G	121% A	145%	172%	134%	75%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share. K Total distributions of $.24 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30,2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 20.29	$ 15.14	$ 27.46	$ 31.11	$ 30.69	$ 26.35
Income from Investment Operations
Net investment income (loss) E	.07	.18	.18	.25	.19	.11
Net realized and unrealized gain (loss)	(1.44)	5.18	(11.67)	5.11	3.26	4.27
Total from investment operations	(1.37)	5.36	(11.49)	5.36	3.45	4.38
Distributions from net investment income	(.01)	(.21)	(.18)	(.26)	(.32)	(.04)
Distributions from net realized gain	-	(.01)	(.65)	(8.75)	(2.71)	(.01)
Total distributions	(.01)	(.21) K	(.83)	(9.01)	(3.03)	(.04) J
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 18.91	$ 20.29	$ 15.14	$ 27.46	$ 31.11	$ 30.69
Total Return B,C,D	(6.75)%	35.47%	(42.69)%	17.30%	11.43%	16.65%
Ratios to Average Net Assets F,H
Expenses before reductions	.90% A	.92%	.91%	.90%	.91%	.91%
Expenses net of fee waivers, if any	.90% A	.92%	.91%	.90%	.91%	.91%
Expenses net of all reductions	.89% A	.90%	.90%	.89%	.90%	.89%
Net investment income (loss)	.69% A	1.08%	.82%	.75%	.60%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,418,248	$ 7,577,737	$ 6,187,985	$ 9,339,663	$ 6,185,595	$ 3,247,909
Portfolio turnover rate G	121% A	145%	172%	134%	75%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.005 per share. K Total distributions of $.21 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30,2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 20.24	$ 15.10	$ 27.35	$ 31.02	$ 30.61	$ 26.29
Income from Investment Operations
Net investment income (loss) E	.07	.18	.18	.25	.19	.11
Net realized and unrealized gain (loss)	(1.44)	5.17	(11.62)	5.09	3.25	4.27
Total from investment operations	(1.37)	5.35	(11.44)	5.34	3.44	4.38
Distributions from net investment income	(.01)	(.20)	(.16)	(.26)	(.32)	(.05)
Distributions from net realized gain	-	(.01)	(.65)	(8.75)	(2.71)	(.01)
Total distributions	(.01)	(.21) K	(.81)	(9.01)	(3.03)	(.06) J
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 18.86	$ 20.24	$ 15.10	$ 27.35	$ 31.02	$ 30.61
Total Return B,C,D	(6.77)%	35.46%	(42.69)%	17.30%	11.43%	16.67%
Ratios to Average Net Assets F,H
Expenses before reductions	.90% A	.92%	.91%	.90%	.91%	.91%
Expenses net of fee waivers, if any	.90% A	.92%	.91%	.90%	.91%	.91%
Expenses net of all reductions	.89% A	.90%	.90%	.89%	.90%	.89%
Net investment income (loss)	.69% A	1.08%	.82%	.75%	.60%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,678	$ 13,285	$ 13,585	$ 35,606	$ 26,707	$ 19,596
Portfolio turnover rate G	121% A	145%	172%	134%	75%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.050 and distributions from net realized gain of $.005 per share. K Total distributions of $.21 per share is comprised of distributions from net investment income of $.200 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30,2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 20.56	$ 15.34	$ 27.82	$ 31.41	$ 31.00	$ 28.34
Income from Investment Operations
Net investment income (loss) E	.09	.21	.21	.30	.23	.06
Net realized and unrealized gain (loss)	(1.46)	5.25	(11.83)	5.16	3.30	2.60
Total from investment operations	(1.37)	5.46	(11.62)	5.46	3.53	2.66
Distributions from net investment income	(.01)	(.24)	(.21)	(.30)	(.41)	-
Distributions from net realized gain	-	(.01)	(.65)	(8.75)	(2.71)	-
Total distributions	(.01)	(.24) K	(.86)	(9.05)	(3.12)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 19.18	$ 20.56	$ 15.34	$ 27.82	$ 31.41	$ 31.00
Total Return B,C,D	(6.66)%	35.66%	(42.60)%	17.47%	11.60%	9.39%
Ratios to Average Net Assets F,I
Expenses before reductions	.74% A	.77%	.75%	.76%	.78%	.83% A
Expenses net of fee waivers, if any	.74% A	.77%	.75%	.76%	.78%	.83% A
Expenses net of all reductions	.72% A	.75%	.74%	.75%	.78%	.81% A
Net investment income (loss)	.85% A	1.23%	.98%	.89%	.73%	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 442,005	$ 457,476	$ 324,919	$ 532,268	$ 315,995	$ 88,673
Portfolio turnover rate G	121% A	145%	172%	134%	75%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.24 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,520,627,234
Gross unrealized depreciation	(1,980,115,223)
Net unrealized appreciation (depreciation)	$ (459,487,989)
Tax cost	$ 15,775,741,686

Semiannual Report

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Service Class 2 R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Equity Risk
Futures Contracts	$ (23,351,570)	$ (6,998,430)
Totals (a)	$ (23,351,570)	$ (6,998,430)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $(23,351,570) and a change in net unrealized appreciation (depreciation) of $(6,998,430) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,919,287,158 and $11,093,984,779, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 880,061
Service Class 2	9,317,366
Service Class 2 R	15,060
$ 10,212,487

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 2,472,884
Service Class	596,661
Service Class 2	2,521,975
Service Class 2R	4,060
Investor Class	363,777
$ 5,959,357

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $430,299 for the period.

Semiannual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $34,160 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,178,055.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,285,214 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $102.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ 3,537,496	$ 89,825,612
Service Class	857,367	20,191,848
Service Class 2	3,702,359	76,591,597
Service Class 2R	5,882	133,806
Investor Class	223,861	5,150,312
Total	$ 8,326,965	$ 191,893,175
From net realized gain
Initial Class	$ -	$ 1,784,525
Service Class	-	432,148
Service Class 2	-	1,851,990
Service Class 2R	-	3,263
Investor Class	-	109,864
Total	$ -	$ 4,181,790

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	6,462,969	14,081,895	$ 136,807,053	$ 237,639,561
Reinvestment of distributions	181,503	4,636,839	3,537,496	91,610,137
Shares redeemed	(25,752,084)	(65,265,249)	(536,748,062)	(1,075,039,384)
Net increase (decrease)	(19,107,612)	(46,546,515)	$ (396,403,513)	$ (745,789,686)
Service Class
Shares sold	2,434,454	6,280,159	$ 50,561,769	$ 104,665,220
Reinvestment of distributions	44,149	1,049,443	857,367	20,623,996
Shares redeemed	(7,561,690)	(18,151,640)	(157,375,969)	(296,874,025)
Net increase (decrease)	(5,083,087)	(10,822,038)	$ (105,956,833)	$ (171,584,809)
Service Class 2
Shares sold	14,866,273	57,118,843	$ 307,126,585	$ 927,455,049
Reinvestment of distributions	193,133	4,056,980	3,702,359	78,443,587
Shares redeemed	(49,142,420)	(96,296,164)	(1,001,114,986)	(1,585,826,463)
Net increase (decrease)	(34,083,014)	(35,120,341)	$ (690,286,042)	$ (579,927,827)
Service Class 2R
Shares sold	77,606	142,133	$ 1,629,327	$ 2,366,097
Reinvestment of distributions	308	7,152	5,882	137,069
Shares redeemed	(221,278)	(392,336)	(4,410,066)	(6,296,651)
Net increase (decrease)	(143,364)	(243,051)	$ (2,774,857)	$ (3,793,485)
Investor Class
Shares sold	1,710,760	2,899,284	$ 35,873,053	$ 50,858,034
Reinvestment of distributions	11,521	266,531	223,861	5,260,176
Shares redeemed	(926,284)	(2,091,088)	(19,072,202)	(32,554,641)
Net increase (decrease)	795,997	1,074,727	$ 17,024,712	$ 23,563,569

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated issuer was the owner of record of 18% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Ltd.

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCONR-SANN-0810
1.833452.104

Fidelity® Variable Insurance Products:
Disciplined Small Cap Portfolio

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	.95%
Actual		$ 1,000.00	$ 973.20	$ 4.65
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Service Class	1.05%
Actual		$ 1,000.00	$ 973.20	$ 5.14
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26
Service Class 2	1.25%
Actual		$ 1,000.00	$ 972.10	$ 6.11
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Investor Class	1.03%
Actual		$ 1,000.00	$ 973.10	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Skyworks Solutions, Inc.	0.8	0.7
American Medical Systems Holdings, Inc.	0.7	0.7
Regal-Beloit Corp.	0.7	0.2
Jack Henry & Associates, Inc.	0.6	0.7
Prosperity Bancshares, Inc.	0.6	0.7
Omega Healthcare Investors, Inc.	0.6	0.5
World Fuel Services Corp.	0.6	0.6
Lattice Semiconductor Corp.	0.6	0.3
Ares Capital Corp.	0.6	0.0
Petroquest Energy, Inc.	0.6	0.0
	6.4
Top Five Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.0	20.0
Financials	17.9	17.7
Industrials	13.7	15.1
Consumer Discretionary	12.9	13.6
Health Care	12.1	13.5
Asset Allocation (% of fund's net assets)
As of June 30, 2010 *		As of December 31, 2009 **
	Stocks and Equity Futures 100.1%		Stocks and Equity Futures 100.2%
	Short-Term Investments and Net Other Assets† (0.1)%		Short-Term Investments and Net Other Assets† (0.2)%
* Foreign investments	1.6%	** Foreign investments	1.1%

† Short-term investments and net other assets are not included in the pie chart.

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.3%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.6%
Cooper Tire & Rubber Co.	12,135	$ 236,633
Superior Industries International, Inc.	1,528	20,536
		257,169
Diversified Consumer Services - 0.7%
DeVry, Inc.	1,887	99,049
Regis Corp. (c)	2,689	41,868
Steiner Leisure Ltd. (a)(c)	3,485	133,963
Strayer Education, Inc.	356	74,009
		348,889
Hotels, Restaurants & Leisure - 1.8%
AFC Enterprises, Inc. (a)	5,500	50,050
Bob Evans Farms, Inc.	5,335	131,348
Cracker Barrel Old Country Store, Inc. (c)	4,029	187,590
Domino's Pizza, Inc. (a)	8,582	96,977
Papa John's International, Inc. (a)	6,136	141,864
Ruth's Hospitality Group, Inc. (a)(c)	13,664	57,116
WMS Industries, Inc. (a)(c)	4,152	162,966
		827,911
Household Durables - 1.8%
American Greetings Corp. Class A	9,254	173,605
Beazer Homes USA, Inc. (a)(c)	17,000	61,710
M/I Homes, Inc. (a)	5,334	51,420
Meritage Homes Corp. (a)(c)	6,319	102,873
Ryland Group, Inc.	4,054	64,134
Standard Pacific Corp. (a)(c)	41,953	139,703
Tempur-Pedic International, Inc. (a)(c)	4,185	128,689
Tupperware Brands Corp.	2,866	114,210
		836,344
Internet & Catalog Retail - 0.8%
HSN, Inc. (a)	9,000	216,000
Netflix, Inc. (a)(c)	411	44,655
Shutterfly, Inc. (a)(c)	3,893	93,276
		353,931
Leisure Equipment & Products - 0.5%
Polaris Industries, Inc. (c)	4,253	232,299
Media - 1.3%
Cinemark Holdings, Inc.	3,911	51,430
Global Sources Ltd. (a)	12,356	96,871
Journal Communications, Inc. Class A (a)	8,663	34,392
National CineMedia, Inc.	9,968	166,067
Valassis Communications, Inc. (a)	7,283	231,017
		579,777
Multiline Retail - 0.4%
Dillard's, Inc. Class A	7,880	169,420
Specialty Retail - 2.7%
Aeropostale, Inc. (a)	5,928	169,778
Finish Line, Inc. Class A	14,602	203,406
J. Crew Group, Inc. (a)(c)	2,322	85,473
Jo-Ann Stores, Inc. (a)	6,921	259,607

	Shares	Value
Rent-A-Center, Inc. (a)	12,278	$ 248,752
The Cato Corp. Class A (sub. vtg.)	8,269	182,083
Tractor Supply Co.	1,677	102,247
		1,251,346
Textiles, Apparel & Luxury Goods - 2.3%
Carter's, Inc. (a)	2,611	68,539
Fossil, Inc. (a)(c)	6,323	219,408
Jones Apparel Group, Inc.	14,960	237,116
Maidenform Brands, Inc. (a)	8,274	168,459
Oxford Industries, Inc.	10,009	209,488
Warnaco Group, Inc. (a)	2,067	74,701
Wolverine World Wide, Inc.	3,460	87,261
		1,064,972
TOTAL CONSUMER DISCRETIONARY		5,922,058
CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 0.9%
Andersons, Inc.	7,256	236,473
Casey's General Stores, Inc.	4,974	173,593
		410,066
Food Products - 2.6%
American Italian Pasta Co. Class A (a)	2,525	133,497
Darling International, Inc. (a)	10,602	79,621
Diamond Foods, Inc. (c)	6,017	247,299
Lancaster Colony Corp.	4,606	245,776
Sanderson Farms, Inc. (c)	4,976	252,482
TreeHouse Foods, Inc. (a)(c)	5,465	249,532
		1,208,207
Personal Products - 0.4%
Prestige Brands Holdings, Inc. (a)	22,734	160,957
Tobacco - 0.3%
Alliance One International, Inc. (a)(c)	7,414	26,394
Universal Corp.	2,846	112,929
		139,323
TOTAL CONSUMER STAPLES		1,918,553
ENERGY - 5.1%
Energy Equipment & Services - 2.3%
Cal Dive International, Inc. (a)	19,934	116,614
Carbo Ceramics, Inc. (c)	393	28,371
Complete Production Services, Inc. (a)	17,581	251,408
ION Geophysical Corp. (a)(c)	41,276	143,640
Newpark Resources, Inc. (a)(c)	41,426	250,627
OYO Geospace Corp. (a)	4,089	198,235
Pioneer Drilling Co. (a)	5,531	31,361
Willbros Group, Inc. (a)	7,875	58,275
		1,078,531
Oil, Gas & Consumable Fuels - 2.8%
Alon USA Energy, Inc. (c)	3,742	23,799
Bill Barrett Corp. (a)	4,201	129,265
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cloud Peak Energy, Inc.	5,983	$ 79,335
Gulfport Energy Corp. (a)(c)	14,241	168,898
Petroquest Energy, Inc. (a)(c)	38,538	260,517
Ship Finance International Ltd. (NY Shares)	6,247	111,696
Stone Energy Corp. (a)(c)	7,841	87,506
Teekay Tankers Ltd.	4,942	55,004
Vaalco Energy, Inc.	12,356	69,194
Western Refining, Inc. (a)(c)	4,000	20,120
World Fuel Services Corp.	10,614	275,327
		1,280,661
TOTAL ENERGY		2,359,192
FINANCIALS - 17.9%
Capital Markets - 1.0%
Gleacher & Co., Inc. (a)(c)	49,161	125,361
Knight Capital Group, Inc. Class A (a)(c)	4,023	55,477
PennantPark Investment Corp.	3,548	33,883
Piper Jaffray Companies (a)(c)	927	29,868
Prospect Capital Corp.	5,500	53,075
Stifel Financial Corp. (a)(c)	2,122	92,074
TICC Capital Corp.	6,419	53,920
		443,658
Commercial Banks - 6.8%
Alliance Financial Corp.	1,869	51,958
Bank of the Ozarks, Inc.	7,168	254,249
Cardinal Financial Corp.	1,609	14,867
Community Bank System, Inc. (c)	11,399	251,120
CVB Financial Corp.	15,339	145,721
East West Bancorp, Inc.	3,000	45,750
Financial Institutions, Inc. (c)	3,041	54,008
First Financial Bancorp, Ohio	14,272	213,366
First Financial Bankshares, Inc.	655	31,499
IBERIABANK Corp.	3,109	160,051
International Bancshares Corp.	12,217	203,902
Merchants Bancshares, Inc.	1,596	35,463
NBT Bancorp, Inc.	1,400	28,588
Prosperity Bancshares, Inc.	8,389	291,518
Renasant Corp.	4,337	62,236
Republic Bancorp, Inc., Kentucky Class A	4,942	110,701
S&T Bancorp, Inc.	4,060	80,226
Signature Bank, New York (a)	2,769	105,250
Southside Bancshares, Inc.	7,869	154,547
Tompkins Financial Corp.	1,699	64,137
Trustmark Corp. (c)	2,146	44,680
UMB Financial Corp.	3,546	126,096
Washington Trust Bancorp, Inc.	4,581	78,060
WesBanco, Inc.	7,570	127,555
Westamerica Bancorp.	3,283	172,423

	Shares	Value
Wilshire Bancorp, Inc. (c)	11,607	$ 101,561
Wintrust Financial Corp. (c)	3,397	113,256
		3,122,788
Consumer Finance - 1.1%
EZCORP, Inc. (non-vtg.) Class A (a)	3,041	56,411
Nelnet, Inc. Class A	13,031	251,238
World Acceptance Corp. (a)(c)	5,946	227,791
		535,440
Diversified Financial Services - 0.8%
Encore Capital Group, Inc. (a)	7,570	156,018
MarketAxess Holdings, Inc.	3,876	53,450
NewStar Financial, Inc. (a)(c)	22,663	144,137
		353,605
Insurance - 1.7%
Aspen Insurance Holdings Ltd.	6,100	150,914
FBL Financial Group, Inc. Class A	8,109	170,289
First Mercury Financial Corp.	6,248	66,104
Flagstone Reinsurance Holdings Ltd.	7,931	85,813
Nymagic, Inc.	6,676	128,780
Platinum Underwriters Holdings Ltd.	2,412	87,531
SeaBright Insurance Holdings, Inc.	9,954	94,364
		783,795
Real Estate Investment Trusts - 5.6%
Anworth Mortgage Asset Corp. (c)	5,850	41,652
Ashford Hospitality Trust, Inc. (a)(c)	6,419	47,051
BioMed Realty Trust, Inc.	9,003	144,858
CapLease, Inc.	6,720	30,979
Colonial Properties Trust (SBI)	5,057	73,478
Crexus Investment Corp.	4,677	58,135
Extra Space Storage, Inc.	7,580	105,362
First Industrial Realty Trust, Inc. (a)(c)	29,830	143,781
Healthcare Realty Trust, Inc.	4,689	103,017
Highwoods Properties, Inc. (SBI) (c)	3,070	85,223
Home Properties, Inc.	653	29,431
LaSalle Hotel Properties (SBI)	2,920	60,064
MFA Financial, Inc.	4,846	35,860
Mid-America Apartment Communities, Inc.	3,730	191,983
Mission West Properties, Inc.	6,854	46,744
National Health Investors, Inc.	3,988	153,777
National Retail Properties, Inc. (c)	8,787	188,393
Nationwide Health Properties, Inc.	4,917	175,881
Omega Healthcare Investors, Inc.	14,431	287,610
Parkway Properties, Inc.	1,780	25,935
PS Business Parks, Inc.	4,249	237,009
Redwood Trust, Inc.	4,756	69,628
Saul Centers, Inc.	5,200	211,276
Washington (REIT) (SBI)	1,850	51,042
		2,598,169
Thrifts & Mortgage Finance - 0.9%
Dime Community Bancshares, Inc.	6,375	78,604
Doral Financial Corp. (a)(c)	20,497	50,013
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Flushing Financial Corp.	9,519	$ 116,417
Meridian Interstate Bancorp, Inc. (a)	3,204	34,924
NASB Financial, Inc. (c)	816	12,362
Provident New York Bancorp	8,059	71,322
United Financial Bancorp, Inc.	3,182	43,434
		407,076
TOTAL FINANCIALS		8,244,531
HEALTH CARE - 12.1%
Biotechnology - 2.2%
Acorda Therapeutics, Inc. (a)	1,016	31,608
Alkermes, Inc. (a)(c)	2,440	30,378
Alnylam Pharmaceuticals, Inc. (a)(c)	367	5,512
ArQule, Inc. (a)(c)	7,424	31,923
Celldex Therapeutics, Inc. (a)(c)	8,511	38,810
Cepheid, Inc. (a)(c)	1,358	21,755
Cubist Pharmaceuticals, Inc. (a)(c)	5,620	115,772
Exelixis, Inc. (a)(c)	33,738	117,071
Human Genome Sciences, Inc. (a)(c)	6,007	136,119
Incyte Corp. (a)(c)	2,066	22,871
InterMune, Inc. (a)	994	9,294
Isis Pharmaceuticals, Inc. (a)(c)	1,675	16,030
Martek Biosciences (a)(c)	1,688	40,022
Medivation, Inc. (a)	3,770	33,327
Nabi Biopharmaceuticals (a)	6,972	37,928
ONYX Pharmaceuticals, Inc. (a)	2,160	46,634
Osiris Therapeutics, Inc. (a)(c)	14,378	83,536
PDL BioPharma, Inc. (c)	2,142	12,038
Regeneron Pharmaceuticals, Inc. (a)	1,906	42,542
Seattle Genetics, Inc. (a)	4,047	48,524
Theravance, Inc. (a)(c)	606	7,617
Vanda Pharmaceuticals, Inc. (a)(c)	7,045	46,567
Zymogenetics, Inc. (a)(c)	12,927	54,552
		1,030,430
Health Care Equipment & Supplies - 3.6%
American Medical Systems Holdings, Inc. (a)(c)	14,082	311,494
Cantel Medical Corp.	7,194	120,140
ev3, Inc. (a)	10,643	238,510
Haemonetics Corp. (a)	1,271	68,024
Invacare Corp.	6,779	140,596
Kensey Nash Corp. (a)(c)	4,524	107,264
Quidel Corp. (a)(c)	7,791	98,868
Sirona Dental Systems, Inc. (a)(c)	1,542	53,723
Steris Corp.	7,198	223,714
Symmetry Medical, Inc. (a)	5,284	55,693

	Shares	Value
Thoratec Corp. (a)(c)	2,836	$ 121,182
Young Innovations, Inc.	5,063	142,523
		1,681,731
Health Care Providers & Services - 4.2%
Amedisys, Inc. (a)(c)	4,621	203,185
American Dental Partners, Inc. (a)	4,359	52,787
AMN Healthcare Services, Inc. (a)	7,044	52,689
AmSurg Corp. (a)(c)	5,535	98,634
Chemed Corp.	1,137	62,126
Chindex International, Inc. (a)	3,954	49,544
Continucare Corp. (a)	15,626	52,347
Cross Country Healthcare, Inc. (a)	4,301	38,666
Emergency Medical Services Corp. Class A (a)	2,850	139,736
Genoptix, Inc. (a)(c)	4,135	71,122
Hanger Orthopedic Group, Inc. (a)	5,741	103,108
Healthspring, Inc. (a)	6,254	97,000
InVentiv Health, Inc. (a)	7,000	179,200
Magellan Health Services, Inc. (a)	1,632	59,274
Molina Healthcare, Inc. (a)(c)	833	23,990
Odyssey Healthcare, Inc. (a)	8,099	216,405
Owens & Minor, Inc.	5,818	165,115
PharMerica Corp. (a)	8,006	117,368
Providence Service Corp. (a)	6,726	94,164
PSS World Medical, Inc. (a)(c)	2,471	52,262
		1,928,722
Life Sciences Tools & Services - 0.2%
Affymetrix, Inc. (a)(c)	5,763	34,002
Dionex Corp. (a)(c)	259	19,285
Kendle International, Inc. (a)	2,860	32,947
		86,234
Pharmaceuticals - 1.9%
Caraco Pharmaceutical Laboratories Ltd. (a)	5,248	24,771
Impax Laboratories, Inc. (a)	10,000	190,600
Medicis Pharmaceutical Corp. Class A	6,402	140,076
Nektar Therapeutics (a)(c)	4,898	59,266
Par Pharmaceutical Companies, Inc. (a)	2,423	62,901
Questcor Pharmaceuticals, Inc. (a)	9,617	98,190
Salix Pharmaceuticals Ltd. (a)	629	24,550
Santarus, Inc. (a)	7,500	18,600
Valeant Pharmaceuticals International (a)(c)	4,500	235,305
		854,259
TOTAL HEALTH CARE		5,581,376
INDUSTRIALS - 13.7%
Aerospace & Defense - 0.7%
AAR Corp. (a)(c)	8,518	142,591
Cubic Corp.	4,661	169,567
		312,158
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	3,954	$ 187,815
Hub Group, Inc. Class A (a)	5,869	176,129
		363,944
Airlines - 0.6%
Allegiant Travel Co.	4,933	210,590
UAL Corp. (a)(c)	3,830	78,745
		289,335
Building Products - 0.6%
A.O. Smith Corp.	3,300	159,027
Gibraltar Industries, Inc. (a)	8,263	83,456
Universal Forest Products, Inc.	907	27,491
		269,974
Commercial Services & Supplies - 2.1%
American Reprographics Co. (a)	2,573	22,462
ATC Technology Corp. (a)	3,082	49,682
Cenveo, Inc. (a)(c)	10,684	58,548
Consolidated Graphics, Inc. (a)	5,147	222,556
HNI Corp. (c)	3,867	106,691
M&F Worldwide Corp. (a)	4,087	110,758
Schawk, Inc. Class A	7,737	115,668
Tetra Tech, Inc. (a)	7,926	155,429
Waste Services, Inc. (a)	8,971	104,602
		946,396
Construction & Engineering - 0.7%
Comfort Systems USA, Inc.	10,693	103,294
Dycom Industries, Inc. (a)	9,834	84,081
EMCOR Group, Inc. (a)	6,402	148,334
		335,709
Electrical Equipment - 2.7%
AZZ, Inc.	4,979	183,078
Belden, Inc.	4,808	105,776
Brady Corp. Class A	2,757	68,704
Encore Wire Corp.	3,540	64,393
EnerSys (a)	4,964	106,081
Franklin Electric Co., Inc.	4,944	142,486
GrafTech International Ltd. (a)	771	11,272
GT Solar International, Inc. (a)	34,597	193,743
Lihua International, Inc. (c)	5,437	46,215
Regal-Beloit Corp.	5,518	307,794
		1,229,542
Industrial Conglomerates - 0.2%
Raven Industries, Inc.	2,767	93,276
Machinery - 2.4%
Actuant Corp. Class A (c)	4,450	83,794
Barnes Group, Inc.	2,472	40,516
Briggs & Stratton Corp. (c)	12,985	221,005
Kadant, Inc. (a)	4,944	86,124
Lindsay Corp.	5,605	177,622
Nordson Corp.	3,181	178,390

	Shares	Value
Tennant Co.	5,887	$ 199,098
Watts Water Technologies, Inc.Class A (c)	4,660	133,556
		1,120,105
Professional Services - 1.2%
Diamond Management & Technology Consultants, Inc.	10,500	108,255
Kelly Services, Inc. Class A (non-vtg.) (a)	9,531	141,726
SFN Group, Inc. (a)	21,877	119,448
Towers Watson & Co.	4,378	170,085
		539,514
Road & Rail - 0.6%
Dollar Thrifty Automotive Group, Inc. (a)	3,556	151,521
Werner Enterprises, Inc.	6,669	145,984
		297,505
Trading Companies & Distributors - 1.1%
Aircastle Ltd.	2,296	18,024
Beacon Roofing Supply, Inc. (a)(c)	12,175	219,394
TAL International Group, Inc.	10,952	246,091
		483,509
TOTAL INDUSTRIALS		6,280,967
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 2.8%
ADC Telecommunications, Inc. (a)(c)	15,994	118,516
Arris Group, Inc. (a)	15,144	154,317
Bel Fuse, Inc. Class B (non-vtg.)	2,471	40,796
Blue Coat Systems, Inc. (a)(c)	7,136	145,788
InterDigital, Inc. (a)(c)	10,089	249,097
Oplink Communications, Inc. (a)(c)	15,029	215,366
Plantronics, Inc.	5,811	166,195
Polycom, Inc. (a)	1,297	38,638
Tekelec (a)	10,673	141,311
		1,270,024
Computers & Peripherals - 0.7%
Cray, Inc. (a)	9,437	52,658
Rimage Corp. (a)	3,471	54,946
Synaptics, Inc. (a)(c)	8,143	223,933
		331,537
Electronic Equipment & Components - 2.8%
Agilysys, Inc. (c)	5,173	34,607
Anixter International, Inc. (a)(c)	3,558	151,571
Benchmark Electronics, Inc. (a)	13,439	213,008
Brightpoint, Inc. (a)	21,986	153,902
Checkpoint Systems, Inc. (a)(c)	5,253	91,192
CPI International, Inc. (a)	2,827	44,073
CTS Corp.	5,020	46,385
Insight Enterprises, Inc. (a)	5,057	66,550
Measurement Specialties, Inc. (a)	4,944	67,733
Multi-Fineline Electronix, Inc. (a)	2,965	74,006
OSI Systems, Inc. (a)	5,021	139,433
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
SYNNEX Corp. (a)(c)	6,792	$ 174,011
TTM Technologies, Inc. (a)(c)	4,022	38,209
		1,294,680
Internet Software & Services - 1.3%
Digital River, Inc. (a)(c)	1,874	44,807
EarthLink, Inc.	19,741	157,138
j2 Global Communications, Inc. (a)(c)	6,160	134,534
Mercadolibre, Inc. (a)	1,977	103,891
ValueClick, Inc. (a)	16,914	180,811
		621,181
IT Services - 2.0%
Acxiom Corp. (a)	14,482	212,741
CACI International, Inc. Class A (a)(c)	3,273	139,037
CSG Systems International, Inc. (a)	6,306	115,589
Maximus, Inc.	1,088	62,963
SAIC, Inc. (a)	5,688	95,217
Teletech Holdings, Inc. (a)	8,109	104,525
Unisys Corp. (a)	1,780	32,912
VeriFone Holdings, Inc. (a)(c)	7,203	136,353
Wright Express Corp. (a)(c)	1,135	33,710
		933,047
Semiconductors & Semiconductor Equipment - 4.5%
Amkor Technology, Inc. (a)(c)	7,460	41,105
Atheros Communications, Inc. (a)(c)	8,864	244,115
Diodes, Inc. (a)(c)	4,692	74,462
DSP Group, Inc. (a)	20,275	129,557
Kopin Corp. (a)	32,834	111,307
Lattice Semiconductor Corp. (a)(c)	62,953	273,216
MKS Instruments, Inc. (a)(c)	6,365	119,153
Omnivision Technologies, Inc. (a)	4,942	105,956
PMC-Sierra, Inc. (a)	21,233	159,672
RF Micro Devices, Inc. (a)	33,758	131,994
Semtech Corp. (a)(c)	2,829	46,311
Sigma Designs, Inc. (a)(c)	14,866	148,809
Skyworks Solutions, Inc. (a)	21,489	360,800
Tessera Technologies, Inc. (a)	1,972	31,651
Veeco Instruments, Inc. (a)(c)	2,471	84,706
		2,062,814
Software - 3.9%
Actuate Corp. (a)	13,836	61,570
AsiaInfo Holdings, Inc. (a)(c)	1,977	43,217
Blackbaud, Inc.	1,032	22,467
Informatica Corp. (a)(c)	3,964	94,660
Jack Henry & Associates, Inc. (c)	12,428	296,781
JDA Software Group, Inc. (a)	1,381	30,354
Lawson Software, Inc. (a)	13,001	94,907
Manhattan Associates, Inc. (a)	5,062	139,458
MicroStrategy, Inc. Class A (a)	2,025	152,057
Monotype Imaging Holdings, Inc. (a)(c)	6,217	56,015
Net 1 UEPS Technologies, Inc. (a)	10,383	139,236

	Shares	Value
Quest Software, Inc. (a)	9,959	$ 179,660
Renaissance Learning, Inc. (c)	4,457	65,473
Solera Holdings, Inc.	5,779	209,200
SonicWALL, Inc. (a)	10,506	123,446
TIBCO Software, Inc. (a)	5,811	70,081
		1,778,582
TOTAL INFORMATION TECHNOLOGY		8,291,865
MATERIALS - 5.0%
Chemicals - 2.4%
H.B. Fuller Co.	5,976	113,484
Innophos Holdings, Inc.	9,616	250,785
OM Group, Inc. (a)	5,532	131,994
OMNOVA Solutions, Inc. (a)	31,586	246,687
PolyOne Corp. (a)	9,721	81,851
Sensient Technologies Corp.	2,692	69,804
ShengdaTech, Inc. (a)	12,356	58,444
W.R. Grace & Co. (a)	3,255	68,485
Westlake Chemical Corp. (c)	3,425	63,602
		1,085,136
Containers & Packaging - 1.2%
Boise, Inc. (a)	17,403	95,542
Rock-Tenn Co. Class A	4,917	244,227
Silgan Holdings, Inc.	7,112	201,839
		541,608
Metals & Mining - 0.3%
Worthington Industries, Inc.	11,756	151,182
Paper & Forest Products - 1.1%
Buckeye Technologies, Inc. (a)	13,703	136,345
Domtar Corp.	5,067	249,043
Glatfelter	11,804	128,073
		513,461
TOTAL MATERIALS		2,291,387
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Consolidated Communications Holdings, Inc.	8,059	137,084
Wireless Telecommunication Services - 0.3%
USA Mobility, Inc.	9,876	127,598
TOTAL TELECOMMUNICATION SERVICES		264,682
UTILITIES - 1.8%
Electric Utilities - 0.6%
Central Vermont Public Service Corp.	2,472	48,797
IDACORP, Inc.	761	25,318
Portland General Electric Co.	2,919	53,505
UIL Holdings Corp.	5,069	126,877
		254,497
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 0.8%
Chesapeake Utilities Corp.	1,800	$ 56,520
New Jersey Resources Corp.	1,928	67,866
Nicor, Inc.	1,016	41,148
Northwest Natural Gas Co. (c)	1,105	48,145
Piedmont Natural Gas Co., Inc.	2,952	74,686
Southwest Gas Corp.	3,306	97,527
		385,892
Independent Power Producers & Energy Traders - 0.3%
Black Hills Corp.	4,560	129,823
Multi-Utilities - 0.1%
Avista Corp.	3,481	67,984
TOTAL UTILITIES		838,196
TOTAL COMMON STOCKS (Cost $40,886,363)		41,992,807
Investment Companies - 0.6%

Ares Capital Corp. (Cost $287,291)	21,506	269,470
U.S. Treasury Obligations - 0.9%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.22% to 0.26% 12/16/10 (d) (Cost $439,506)	$ 440,000	439,578
Money Market Funds - 31.7%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (e)	3,387,835	$ 3,387,835
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	11,200,645	11,200,645
TOTAL MONEY MARKET FUNDS (Cost $14,588,480)		14,588,480
TOTAL INVESTMENT PORTFOLIO - 124.5% (Cost $56,201,640)		57,290,335
NET OTHER ASSETS (LIABILITIES) - (24.5)%		(11,289,552)
NET ASSETS - 100%		$ 46,000,783
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
62 NYFE Russell 2000 Mini Index Contracts	Sept. 2010	$ 3,768,360	$ (150,379)

The face value of futures purchased as a percentage of net assets is 8.2%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $439,578.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,911
Fidelity Securities Lending Cash Central Fund	28,959
Total	$ 31,870
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,922,058	$ 5,922,058	$ -	$ -
Consumer Staples	1,918,553	1,918,553	-	-
Energy	2,359,192	2,359,192	-	-
Financials	8,244,531	8,244,531	-	-
Health Care	5,581,376	5,581,376	-	-
Industrials	6,280,967	6,280,967	-	-
Information Technology	8,291,865	8,291,865	-	-
Materials	2,291,387	2,291,387	-	-
Telecommunication Services	264,682	264,682	-	-
Utilities	838,196	838,196	-	-
Investment Companies	269,470	269,470	-	-
U.S. Government and Government Agency Obligations	439,578	-	439,578	-
Money Market Funds	14,588,480	14,588,480	-	-
Total Investments in Securities:	$ 57,290,335	$ 56,850,757	$ 439,578	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (150,379)	$ (150,379)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (150,379)
Total Value of Derivatives	$ -	$ (150,379)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $10,259,083 of which $3,004,348 and $7,254,735 will expire on
December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending December 31, 2010 approximately $488,796 of losses recognized during the period November 1, 2009 to December 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,702,402) - See accompanying schedule: Unaffiliated issuers (cost $41,613,160)	$ 42,701,855
Fidelity Central Funds (cost $14,588,480)	14,588,480
Total Investments (cost $56,201,640)		$ 57,290,335
Receivable for fund shares sold		23
Dividends receivable		36,277
Distributions receivable from Fidelity Central Funds		5,640
Receivable from investment adviser for expense reductions		14
Total assets		57,332,289

Liabilities
Payable for fund shares redeemed	$ 35,501
Accrued management fee	28,824
Distribution fees payable	486
Payable for daily variation on futures contracts	31,303
Other affiliated payables	6,416
Other payables and accrued expenses	28,331
Collateral on securities loaned, at value	11,200,645
Total liabilities		11,331,506

Net Assets		$ 46,000,783
Net Assets consist of:
Paid in capital		$ 55,666,165
Undistributed net investment income		52,762
Accumulated undistributed net realized gain (loss) on investments		(10,656,460)
Net unrealized appreciation (depreciation) on investments		938,316
Net Assets		$ 46,000,783

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($14,650,398 ÷ 1,689,731 shares)	$ 8.67

Service Class: Net Asset Value, offering price and redemption price per share ($322,022 ÷ 37,105 shares)	$ 8.68

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,079,251 ÷ 239,872 shares)	$ 8.67

Investor Class: Net Asset Value, offering price and redemption price per share ($28,949,112 ÷ 3,345,990 shares)	$ 8.65

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 264,149
Interest		604
Income from Fidelity Central Funds (including $28,959 from security lending)		31,870
Total income		296,623

Expenses
Management fee	$ 167,150
Transfer agent fees	32,942
Distribution fees	2,551
Accounting and security lending fees	9,665
Custodian fees and expenses	2,022
Independent trustees' compensation	125
Audit	23,045
Legal	65
Miscellaneous	1,987
Total expenses before reductions	239,552
Expense reductions	(427)	239,125
Net investment income (loss)		57,498
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	833,698
Futures contracts	(571,285)
Total net realized gain (loss)		262,413
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,165,738)
Futures contracts	(172,057)
Total change in net unrealized appreciation (depreciation)		(2,337,795)
Net gain (loss)		(2,075,382)
Net increase (decrease) in net assets resulting from operations		$ (2,017,884)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 57,498	$ 164,872
Net realized gain (loss)	262,413	(6,212,796)
Change in net unrealized appreciation (depreciation)	(2,337,795)	13,495,798
Net increase (decrease) in net assets resulting from operations	(2,017,884)	7,447,874
Distributions to shareholders from net investment income	(4,734)	(164,922)
Share transactions - net increase (decrease)	5,773,784	8,130,084
Total increase (decrease) in net assets	3,751,166	15,413,036

Net Assets
Beginning of period	42,249,617	26,836,581
End of period (including undistributed net investment income of $52,762 and distributions in excess of net investment income of $2, respectively)	$ 46,000,783	$ 42,249,617

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.91	$ 7.32	$ 11.17	$ 11.56	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.04	.07	.05	.04	- J
Net realized and unrealized gain (loss)	(.25)	1.59	(3.84)	(.32)	1.60	(.06)
Total from investment operations	(.24)	1.63	(3.77)	(.27)	1.64	(.06)
Distributions from net investment income	- J	(.04)	(.08)	(.06)	(.02)	-
Distributions from net realized gain	-	-	-	(.07)	-	-
Total distributions	- J	(.04)	(.08)	(.12) K	(.02)	-
Net asset value, end of period	$ 8.67	$ 8.91	$ 7.32	$ 11.17	$ 11.56	$ 9.94
Total Return B, C, D	(2.68)%	22.28%	(33.72)%	(2.33)%	16.51%	(.60)%
Ratios to Average Net Assets F, I
Expenses before reductions	.95% A	1.05%	1.04%	1.01%	1.30%	42.86% A
Expenses net of fee waivers, if any	.95% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	.95% A	1.00%	1.00%	1.00%	.98%	1.00% A
Net investment income (loss)	.30% A	.56%	.71%	.45%	.34%	2.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,650	$ 13,864	$ 8,381	$ 11,668	$ 10,119	$ 1,242
Portfolio turnover rate G	66% A	81%	87%	113%	47%	0%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 27, 2005 (commencement of operations) to December 31, 2005. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.12 per share is comprised of distributions from net investment income of $.059 and distributions from net realized gain of $.065 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.92	$ 7.33	$ 11.17	$ 11.56	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.03	.06	.04	.03	- J
Net realized and unrealized gain (loss)	(.25)	1.58	(3.84)	(.31)	1.60	(.06)
Total from investment operations	(.24)	1.61	(3.78)	(.27)	1.63	(.06)
Distributions from net investment income	- J	(.02)	(.06)	(.05)	(.01)	-
Distributions from net realized gain	-	-	-	(.07)	-	-
Total distributions	- J	(.02)	(.06)	(.12) K	(.01)	-
Net asset value, end of period	$ 8.68	$ 8.92	$ 7.33	$ 11.17	$ 11.56	$ 9.94
Total Return B, C, D	(2.68)%	22.03%	(33.79)%	(2.40)%	16.40%	(.60)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.05% A	1.10%	1.10%	1.09%	1.54%	42.96% A
Expenses net of fee waivers, if any	1.05% A	1.10%	1.10%	1.09%	1.10%	1.10% A
Expenses net of all reductions	1.05% A	1.10%	1.10%	1.08%	1.08%	1.10% A
Net investment income (loss)	.21% A	.46%	.61%	.37%	.24%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 322	$ 426	$ 631	$ 1,411	$ 1,446	$ 1,242
Portfolio turnover rate G	66% A	81%	87%	113%	47%	0%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 27, 2005 (commencement of operations) to December 31, 2005. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.12 per share is comprised of distributions from net investment income of $.051 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.92	$ 7.33	$ 11.15	$ 11.55	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.02	.04	.02	.01	- J
Net realized and unrealized gain (loss)	(.25)	1.59	(3.82)	(.32)	1.61	(.06)
Total from investment operations	(.25)	1.61	(3.78)	(.30)	1.62	(.06)
Distributions from net investment income	- J	(.02)	(.04)	(.04)	(.01)	-
Distributions from net realized gain	-	-	-	(.07)	-	-
Total distributions	- J	(.02)	(.04)	(.10) K	(.01)	-
Net asset value, end of period	$ 8.67	$ 8.92	$ 7.33	$ 11.15	$ 11.55	$ 9.94
Total Return B, C, D	(2.79)%	21.94%	(33.91)%	(2.60)%	16.25%	(.60)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.30% A	1.41%	1.32%	1.24%	1.69%	43.12% A
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.24%	1.25%	1.25% A
Expenses net of all reductions	1.25% A	1.25%	1.25%	1.24%	1.23%	1.25% A
Net investment income (loss)	-% A, L	.31%	.46%	.21%	.09%	2.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,079	$ 1,535	$ 1,494	$ 4,143	$ 1,444	$ 1,242
Portfolio turnover rate G	66% A	81%	87%	113%	47%	0%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 27, 2005 (commencement of operations) to December 31, 2005. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.10 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.065 per share. LAmount represents less than .01% per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.89	$ 7.31	$ 11.15	$ 11.55	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.04	.06	.04	.02	- J
Net realized and unrealized gain (loss)	(.25)	1.57	(3.83)	(.32)	1.61	(.06)
Total from investment operations	(.24)	1.61	(3.77)	(.28)	1.63	(.06)
Distributions from net investment income	- J	(.03)	(.07)	(.05)	(.02)	-
Distributions from net realized gain	-	-	-	(.07)	-	-
Total distributions	- J	(.03)	(.07)	(.12) K	(.02)	-
Net asset value, end of period	$ 8.65	$ 8.89	$ 7.31	$ 11.15	$ 11.55	$ 9.94
Total Return B, C, D	(2.69)%	22.09%	(33.77)%	(2.50)%	16.40%	(.60)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.03% A	1.12%	1.10%	1.10%	1.41%	43.46% A
Expenses net of fee waivers, if any	1.03% A	1.08%	1.08%	1.10%	1.15%	1.15% A
Expenses net of all reductions	1.03% A	1.08%	1.08%	1.10%	1.13%	1.15% A
Net investment income (loss)	.23% A	.48%	.63%	.35%	.19%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,949	$ 26,426	$ 16,331	$ 21,872	$ 11,853	$ 1,242
Portfolio turnover rate G	66% A	81%	87%	113%	47%	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 27, 2005 (commencement of operations) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.12 per share is comprised of distributions from net investment income of $.05 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Disciplined Small Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,822,941
Gross unrealized depreciation	(4,748,610)
Net unrealized appreciation (depreciation)	$ 1,074,331

Tax cost	$ 56,216,004

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $(573,118) and a change in net unrealized appreciation (depreciation) of $(172,057) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $16,775,984 and $14,338,176, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 204
Service Class 2	2,347
$ 2,551

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 7,026
Service Class	171
Service Class 2	1,724
Investor Class	24,021
$ 32,942

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $85 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Service Class 2	1.25%	$ 427

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ 1,537	$ 61,802
Service Class	45	1,142
Service Class 2	171	3,081
Investor Class	2,981	98,897
Total	$ 4,734	$ 164,922

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	480,322	881,945	$ 4,620,334	$ 6,596,533
Reinvestment of distributions	182	7,120	1,537	61,801
Shares redeemed	(347,603)	(476,928)	(3,214,331)	(3,627,257)
Net increase (decrease)	132,901	412,137	$ 1,407,540	$ 3,031,077
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	5	131	45	1,142
Shares redeemed	(10,614)	(38,457)	(99,355)	(283,451)
Net increase (decrease)	(10,609)	(38,326)	$ (99,310)	$ (282,309)
Service Class 2
Shares sold	84,139	54,885	$ 835,899	$ 404,564
Reinvestment of distributions	20	355	171	3,082
Shares redeemed	(16,407)	(86,974)	(154,223)	(623,454)
Net increase (decrease)	67,752	(31,734)	$ 681,847	$ (215,808)
Investor Class
Shares sold	731,578	1,414,856	$ 7,051,404	$ 10,597,977
Reinvestment of distributions	355	11,420	2,981	98,897
Shares redeemed	(358,692)	(687,162)	(3,270,678)	(5,099,750)
Net increase (decrease)	373,241	739,114	$ 3,783,707	$ 5,597,124

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 95% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Geode Capital Management, LLC

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

VDSC-SANN-0810
1.821007.104

Fidelity® Variable Insurance Products:
Index 500 Portfolio

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	.10%
Actual		$ 1,000.00	$ 933.40	$ .48
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class	.20%
Actual		$ 1,000.00	$ 932.90	$ .96
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 932.20	$ 1.68
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.1	3.2
Apple, Inc.	2.4	1.9
Microsoft Corp.	1.9	2.3
Procter & Gamble Co.	1.8	1.7
Johnson & Johnson	1.7	1.8
International Business Machines Corp.	1.7	1.7
General Electric Co.	1.6	1.6
JPMorgan Chase & Co.	1.6	1.6
Bank of America Corp.	1.5	1.5
AT&T, Inc.	1.5	1.6
	18.8
Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.5	19.4
Financials	16.2	14.1
Health Care	12.0	12.3
Consumer Staples	11.4	11.1
Energy	10.6	11.2
Industrials	10.3	10.0
Consumer Discretionary	10.0	9.4
Utilities	3.6	3.6
Materials	3.4	3.5
Telecommunication Services	3.0	3.1
Asset Allocation
To match the S&P 500 Index®, the VIP Index 500 Portfolio seeks 100% investment exposure to stocks at all times.

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.2%
Johnson Controls, Inc.	130,969	$ 3,519,137
The Goodyear Tire & Rubber Co. (a)	47,294	470,102
		3,989,239
Automobiles - 0.4%
Ford Motor Co. (a)(c)	663,229	6,685,348
Harley-Davidson, Inc. (c)	45,840	1,019,023
		7,704,371
Distributors - 0.1%
Genuine Parts Co.	30,915	1,219,597
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (non-vtg.) (a)	24,497	1,040,388
DeVry, Inc. (c)	12,066	633,344
H&R Block, Inc.	64,099	1,005,713
		2,679,445
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp. unit	84,283	2,548,718
Darden Restaurants, Inc.	27,373	1,063,441
International Game Technology	58,037	911,181
Marriott International, Inc. Class A (c)	49,947	1,495,413
McDonald's Corp.	209,447	13,796,274
Starbucks Corp. (c)	145,064	3,525,055
Starwood Hotels & Resorts Worldwide, Inc. (c)	36,893	1,528,477
Wyndham Worldwide Corp. (c)	35,041	705,726
Wynn Resorts Ltd. (c)	13,444	1,025,374
Yum! Brands, Inc.	91,006	3,552,874
		30,152,533
Household Durables - 0.4%
D.R. Horton, Inc. (c)	53,896	529,798
Fortune Brands, Inc.	29,656	1,161,922
Harman International Industries, Inc. (a)	13,536	404,591
Leggett & Platt, Inc.	28,831	578,350
Lennar Corp. Class A (c)	31,683	440,711
Newell Rubbermaid, Inc. (c)	54,163	792,946
Pulte Group, Inc. (a)(c)	61,824	511,903
Stanley Black & Decker, Inc.	31,227	1,577,588
Whirlpool Corp. (c)	14,624	1,284,280
		7,282,089
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	66,811	7,299,770
Expedia, Inc.	40,369	758,130
Priceline.com, Inc. (a)(c)	9,237	1,630,700
		9,688,600
Leisure Equipment & Products - 0.2%
Eastman Kodak Co. (a)(c)	52,307	227,012
Hasbro, Inc. (c)	25,486	1,047,475
Mattel, Inc. (c)	71,011	1,502,593
		2,777,080

	Shares	Value
Media - 3.1%
CBS Corp. Class B (c)	132,382	$ 1,711,699
Comcast Corp. Class A	549,342	9,542,071
DIRECTV (a)	176,935	6,001,635
Discovery Communications, Inc. (a)(c)	55,351	1,976,584
Gannett Co., Inc.	46,370	624,140
Interpublic Group of Companies, Inc. (a)(c)	95,265	679,239
McGraw-Hill Companies, Inc. (c)	61,425	1,728,500
Meredith Corp. (c)	7,160	222,891
News Corp. Class A	438,794	5,247,976
Omnicom Group, Inc.	59,761	2,049,802
Scripps Networks Interactive, Inc. Class A	17,483	705,264
The New York Times Co. Class A (a)(c)	22,678	196,165
The Walt Disney Co.	381,313	12,011,360
Time Warner Cable, Inc.	68,920	3,589,354
Time Warner, Inc.	221,892	6,414,898
Viacom, Inc. Class B (non-vtg.)	118,251	3,709,534
Washington Post Co. Class B (c)	1,182	485,187
		56,896,299
Multiline Retail - 0.8%
Big Lots, Inc. (a)(c)	15,654	502,337
Family Dollar Stores, Inc.	26,297	991,134
JCPenney Co., Inc.	45,992	987,908
Kohl's Corp. (a)	59,949	2,847,578
Macy's, Inc.	82,180	1,471,022
Nordstrom, Inc. (c)	32,418	1,043,535
Sears Holdings Corp. (a)(c)	9,393	607,257
Target Corp.	143,384	7,050,191
		15,500,962
Specialty Retail - 2.0%
Abercrombie & Fitch Co. Class A (c)	17,173	527,039
AutoNation, Inc. (a)(c)	17,357	338,462
AutoZone, Inc. (a)(c)	5,696	1,100,581
Bed Bath & Beyond, Inc. (a)	51,254	1,900,498
Best Buy Co., Inc.	67,355	2,280,640
CarMax, Inc. (a)	43,441	864,476
GameStop Corp. Class A (a)(c)	29,753	559,059
Gap, Inc.	87,398	1,700,765
Home Depot, Inc.	327,149	9,183,072
Limited Brands, Inc.	52,549	1,159,756
Lowe's Companies, Inc.	278,251	5,681,885
O'Reilly Automotive, Inc. (a)(c)	26,891	1,278,936
Office Depot, Inc. (a)	53,638	216,698
RadioShack Corp. (c)	24,411	476,259
Ross Stores, Inc.	23,855	1,271,233
Staples, Inc.	142,108	2,707,157
Tiffany & Co., Inc. (c)	24,756	938,500
TJX Companies, Inc.	79,430	3,332,089
Urban Outfitters, Inc. (a)	25,358	872,062
		36,389,167
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	59,401	2,171,107
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
NIKE, Inc. Class B	75,649	$ 5,110,090
Polo Ralph Lauren Corp. Class A	12,809	934,545
VF Corp.	17,149	1,220,666
		9,436,408
TOTAL CONSUMER DISCRETIONARY		183,715,790
CONSUMER STAPLES - 11.4%
Beverages - 2.6%
Brown-Forman Corp. Class B (non-vtg.) (c)	21,162	1,211,101
Coca-Cola Enterprises, Inc.	63,328	1,637,662
Constellation Brands, Inc. Class A (sub. vtg.) (a)	37,343	583,298
Dr Pepper Snapple Group, Inc.	47,834	1,788,513
Molson Coors Brewing Co. Class B	30,718	1,301,214
PepsiCo, Inc.	313,981	19,137,142
The Coca-Cola Co.	449,161	22,511,949
		48,170,879
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	85,853	4,707,320
CVS Caremark Corp.	264,951	7,768,363
Kroger Co.	125,813	2,477,258
Safeway, Inc.	75,657	1,487,417
SUPERVALU, Inc. (c)	41,318	447,887
Sysco Corp.	115,176	3,290,578
Wal-Mart Stores, Inc.	404,451	19,441,960
Walgreen Co.	190,491	5,086,110
Whole Foods Market, Inc. (a)(c)	33,379	1,202,312
		45,909,205
Food Products - 1.9%
Archer Daniels Midland Co.	125,196	3,232,561
Campbell Soup Co.	36,436	1,305,502
ConAgra Foods, Inc.	86,746	2,022,917
Dean Foods Co. (a)(c)	35,339	355,864
General Mills, Inc.	129,188	4,588,758
H.J. Heinz Co.	61,568	2,660,969
Hershey Co. (c)	32,296	1,547,947
Hormel Foods Corp. (c)	13,489	546,035
Kellogg Co.	49,654	2,497,596
Kraft Foods, Inc. Class A	339,440	9,504,320
McCormick & Co., Inc. (non-vtg.)	25,794	979,140
Mead Johnson Nutrition Co. Class A	39,818	1,995,678
Sara Lee Corp.	128,743	1,815,276
The J.M. Smucker Co.	23,192	1,396,622
Tyson Foods, Inc. Class A (c)	59,448	974,353
		35,423,538
Household Products - 2.6%
Clorox Co. (c)	27,420	1,704,427
Colgate-Palmolive Co.	95,487	7,520,556

	Shares	Value
Kimberly-Clark Corp.	80,596	$ 4,886,535
Procter & Gamble Co.	560,690	33,630,186
		47,741,704
Personal Products - 0.2%
Avon Products, Inc.	83,406	2,210,259
Estee Lauder Companies, Inc. Class A (c)	23,296	1,298,286
		3,508,545
Tobacco - 1.6%
Altria Group, Inc.	405,456	8,125,338
Lorillard, Inc.	29,759	2,142,053
Philip Morris International, Inc.	360,543	16,527,291
Reynolds American, Inc.	32,911	1,715,321
		28,510,003
TOTAL CONSUMER STAPLES		209,263,874
ENERGY - 10.6%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc. (c)	83,531	3,472,384
Cameron International Corp. (a)(c)	47,544	1,546,131
Diamond Offshore Drilling, Inc. (c)	13,534	841,679
FMC Technologies, Inc. (a)(c)	23,673	1,246,620
Halliburton Co.	176,248	4,326,888
Helmerich & Payne, Inc. (c)	20,585	751,764
Nabors Industries Ltd. (a)(c)	55,528	978,403
National Oilwell Varco, Inc.	81,579	2,697,818
Rowan Companies, Inc. (a)(c)	22,278	488,779
Schlumberger Ltd. (c)	232,229	12,851,553
Smith International, Inc.	48,384	1,821,658
		31,023,677
Oil, Gas & Consumable Fuels - 8.9%
Anadarko Petroleum Corp.	96,322	3,476,261
Apache Corp. (c)	65,663	5,528,168
Cabot Oil & Gas Corp.	20,230	633,604
Chesapeake Energy Corp.	126,727	2,654,931
Chevron Corp.	391,063	26,537,535
ConocoPhillips	289,761	14,224,367
CONSOL Energy, Inc.	43,944	1,483,549
Denbury Resources, Inc. (a)	77,730	1,137,967
Devon Energy Corp.	87,007	5,300,466
El Paso Corp.	137,012	1,522,203
EOG Resources, Inc.	49,286	4,848,264
Exxon Mobil Corp.	995,279	56,800,571
Hess Corp.	56,893	2,863,994
Marathon Oil Corp.	138,133	4,294,555
Massey Energy Co.	20,046	548,258
Murphy Oil Corp.	37,280	1,847,224
Noble Energy, Inc. (c)	33,998	2,051,099
Occidental Petroleum Corp.	158,122	12,199,112
Peabody Energy Corp. (c)	52,331	2,047,712
Pioneer Natural Resources Co. (c)	22,570	1,341,787
QEP Resources, Inc. (a)	34,089	1,050,964
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp. (c)	31,038	$ 1,246,176
Southwestern Energy Co. (a)	67,400	2,604,336
Spectra Energy Corp.	126,157	2,531,971
Sunoco, Inc.	23,472	816,121
Tesoro Corp. (c)	27,497	320,890
Valero Energy Corp.	110,093	1,979,472
Williams Companies, Inc.	113,752	2,079,387
		163,970,944
TOTAL ENERGY		194,994,621
FINANCIALS - 16.2%
Capital Markets - 2.4%
Ameriprise Financial, Inc.	49,793	1,799,021
Bank of New York Mellon Corp.	236,148	5,830,494
Charles Schwab Corp.	190,539	2,701,843
E*TRADE Financial Corp. (a)	38,555	455,720
Federated Investors, Inc. Class B (non-vtg.) (c)	17,284	357,952
Franklin Resources, Inc.	28,769	2,479,600
Goldman Sachs Group, Inc.	100,225	13,156,536
Invesco Ltd.	90,956	1,530,789
Janus Capital Group, Inc.	35,770	317,638
Legg Mason, Inc. (c)	32,059	898,614
Morgan Stanley	272,142	6,316,416
Northern Trust Corp.	47,086	2,198,916
State Street Corp.	97,679	3,303,504
T. Rowe Price Group, Inc. (c)	50,534	2,243,204
		43,590,247
Commercial Banks - 3.1%
BB&T Corp.	134,746	3,545,167
Comerica, Inc. (c)	34,328	1,264,300
Fifth Third Bancorp	154,743	1,901,791
First Horizon National Corp. (c)	44,504	509,571
Huntington Bancshares, Inc.	139,510	772,885
KeyCorp (c)	171,163	1,316,243
M&T Bank Corp. (c)	16,199	1,376,105
Marshall & Ilsley Corp.	102,650	737,027
PNC Financial Services Group, Inc.	102,417	5,786,561
Regions Financial Corp.	232,163	1,527,633
SunTrust Banks, Inc. (c)	97,323	2,267,626
U.S. Bancorp, Delaware	373,201	8,341,042
Wells Fargo & Co.	1,014,367	25,967,795
Zions Bancorporation	31,201	673,006
		55,986,752
Consumer Finance - 0.8%
American Express Co.	233,874	9,284,798
Capital One Financial Corp.	88,883	3,581,985

	Shares	Value
Discover Financial Services	105,877	$ 1,480,160
SLM Corp. (a)	94,573	982,613
		15,329,556
Diversified Financial Services - 4.5%
Bank of America Corp.	1,953,319	28,069,194
Citigroup, Inc. (a)	4,400,842	16,547,166
CME Group, Inc.	12,789	3,600,743
IntercontinentalExchange, Inc. (a)(c)	14,396	1,627,180
JPMorgan Chase & Co.	774,614	28,358,619
Leucadia National Corp. (a)(c)	36,949	720,875
Moody's Corp. (c)	38,298	762,896
NYSE Euronext	50,814	1,403,991
The NASDAQ Stock Market, Inc. (a)	28,380	504,596
		81,595,260
Insurance - 4.0%
AFLAC, Inc.	91,419	3,900,849
Allstate Corp.	104,725	3,008,749
American International Group, Inc. (a)(c)	26,297	905,669
Aon Corp. (c)	52,453	1,947,055
Assurant, Inc.	21,772	755,488
Berkshire Hathaway, Inc. Class B (a)(c)	322,287	25,683,051
Cincinnati Financial Corp.	31,731	820,881
Genworth Financial, Inc. Class A (a)	95,219	1,244,512
Hartford Financial Services Group, Inc.	86,463	1,913,426
Lincoln National Corp.	58,891	1,430,462
Loews Corp.	68,441	2,279,770
Marsh & McLennan Companies, Inc.	105,374	2,376,184
MetLife, Inc.	159,676	6,029,366
Principal Financial Group, Inc. (c)	62,248	1,459,093
Progressive Corp. (c)	130,525	2,443,428
Prudential Financial, Inc.	90,726	4,868,357
The Chubb Corp.	63,619	3,181,586
The Travelers Companies, Inc.	96,438	4,749,572
Torchmark Corp.	16,065	795,378
Unum Group	64,797	1,406,095
XL Capital Ltd. Class A	66,600	1,066,266
		72,265,237
Real Estate Investment Trusts - 1.3%
Apartment Investment & Management Co. Class A (c)	22,747	440,609
AvalonBay Communities, Inc.	16,156	1,508,486
Boston Properties, Inc.	27,065	1,930,817
Equity Residential (SBI)	55,086	2,293,781
HCP, Inc. (c)	57,231	1,845,700
Health Care REIT, Inc.	24,163	1,017,746
Host Hotels & Resorts, Inc.	128,146	1,727,408
Kimco Realty Corp.	78,970	1,061,357
Plum Creek Timber Co., Inc. (c)	31,728	1,095,568
ProLogis Trust (c)	92,786	939,922
Public Storage	26,452	2,325,395
Simon Property Group, Inc. (c)	56,982	4,601,297
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas, Inc. (c)	30,540	$ 1,433,853
Vornado Realty Trust	30,813	2,247,808
		24,469,747
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)(c)	52,623	716,199
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	92,270	1,129,385
People's United Financial, Inc.	72,960	984,960
		2,114,345
TOTAL FINANCIALS		296,067,343
HEALTH CARE - 12.0%
Biotechnology - 1.4%
Amgen, Inc. (a)	186,501	9,809,953
Biogen Idec, Inc. (a)	51,982	2,466,546
Celgene Corp. (a)	89,726	4,559,875
Cephalon, Inc. (a)(c)	14,639	830,763
Genzyme Corp. (a)(c)	51,957	2,637,857
Gilead Sciences, Inc. (a)	173,258	5,939,284
		26,244,278
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	116,124	4,719,279
Becton, Dickinson & Co.	45,427	3,071,774
Boston Scientific Corp. (a)	295,214	1,712,241
C. R. Bard, Inc.	18,514	1,435,390
CareFusion Corp. (a)	34,624	785,965
DENTSPLY International, Inc.	28,494	852,256
Hospira, Inc. (a)	32,296	1,855,405
Intuitive Surgical, Inc. (a)(c)	7,625	2,406,603
Medtronic, Inc.	214,458	7,778,392
St. Jude Medical, Inc. (a)	63,620	2,296,046
Stryker Corp.	54,836	2,745,090
Varian Medical Systems, Inc. (a)(c)	24,052	1,257,439
Zimmer Holdings, Inc. (a)	39,485	2,134,164
		33,050,044
Health Care Providers & Services - 2.1%
Aetna, Inc.	82,724	2,182,259
AmerisourceBergen Corp.	55,004	1,746,377
Cardinal Health, Inc.	70,492	2,369,236
CIGNA Corp.	53,866	1,673,078
Coventry Health Care, Inc. (a)	28,802	509,219
DaVita, Inc. (a)	20,228	1,263,036
Express Scripts, Inc. (a)(c)	106,709	5,017,457
Humana, Inc. (a)	33,136	1,513,321
Laboratory Corp. of America Holdings (a)(c)	20,248	1,525,687
McKesson Corp.	52,837	3,548,533
Medco Health Solutions, Inc. (a)	88,945	4,899,091

	Shares	Value
Patterson Companies, Inc.	18,164	$ 518,219
Quest Diagnostics, Inc.	29,426	1,464,532
Tenet Healthcare Corp. (a)(c)	84,842	368,214
UnitedHealth Group, Inc.	221,301	6,284,948
WellPoint, Inc. (a)	83,169	4,069,459
		38,952,666
Health Care Technology - 0.1%
Cerner Corp. (a)(c)	13,284	1,008,123
Life Sciences Tools & Services - 0.5%
Life Technologies Corp. (a)(c)	35,552	1,679,832
Millipore Corp. (a)	10,908	1,163,338
PerkinElmer, Inc. (c)	22,937	474,108
Thermo Fisher Scientific, Inc. (a)	79,902	3,919,193
Waters Corp. (a)	18,096	1,170,811
		8,407,282
Pharmaceuticals - 6.1%
Abbott Laboratories	300,517	14,058,185
Allergan, Inc.	59,870	3,488,026
Bristol-Myers Squibb Co.	334,804	8,350,012
Eli Lilly & Co. (c)	197,565	6,618,428
Forest Laboratories, Inc. (a)	58,873	1,614,886
Johnson & Johnson	536,970	31,713,448
King Pharmaceuticals, Inc. (a)	48,600	368,874
Merck & Co., Inc.	607,094	21,230,077
Mylan, Inc. (a)(c)	60,129	1,024,598
Pfizer, Inc.	1,570,399	22,393,890
Watson Pharmaceuticals, Inc. (a)	20,857	846,168
		111,706,592
TOTAL HEALTH CARE		219,368,985
INDUSTRIALS - 10.3%
Aerospace & Defense - 2.8%
General Dynamics Corp.	75,098	4,397,739
Goodrich Corp.	24,371	1,614,579
Honeywell International, Inc.	149,168	5,822,027
ITT Corp.	35,726	1,604,812
L-3 Communications Holdings, Inc.	22,534	1,596,309
Lockheed Martin Corp.	60,673	4,520,139
Northrop Grumman Corp. (c)	58,640	3,192,362
Precision Castparts Corp.	27,684	2,849,237
Raytheon Co.	74,190	3,590,054
Rockwell Collins, Inc. (c)	30,643	1,628,063
The Boeing Co. (c)	147,777	9,273,007
United Technologies Corp.	181,662	11,791,680
		51,880,008
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc. (c)	32,297	1,797,651
Expeditors International of Washington, Inc.	41,447	1,430,336
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
FedEx Corp.	60,975	$ 4,274,957
United Parcel Service, Inc. Class B	192,836	10,970,440
		18,473,384
Airlines - 0.1%
Southwest Airlines Co.	144,937	1,610,250
Building Products - 0.1%
Masco Corp.	69,835	751,425
Commercial Services & Supplies - 0.5%
Avery Dennison Corp. (c)	21,502	690,859
Cintas Corp.	25,596	613,536
Iron Mountain, Inc. (c)	35,226	791,176
Pitney Bowes, Inc. (c)	40,404	887,272
R.R. Donnelley & Sons Co.	40,165	657,501
Republic Services, Inc.	63,188	1,878,579
Stericycle, Inc. (a)(c)	16,476	1,080,496
Waste Management, Inc. (c)	94,039	2,942,480
		9,541,899
Construction & Engineering - 0.2%
Fluor Corp.	34,798	1,478,915
Jacobs Engineering Group, Inc. (a)	24,340	886,950
Quanta Services, Inc. (a)(c)	41,065	847,992
		3,213,857
Electrical Equipment - 0.6%
Emerson Electric Co.	146,635	6,406,483
First Solar, Inc. (a)(c)	9,465	1,077,401
Rockwell Automation, Inc. (c)	27,762	1,362,837
Roper Industries, Inc.	18,279	1,022,893
		9,869,614
Industrial Conglomerates - 2.3%
3M Co.	138,828	10,966,024
General Electric Co.	2,078,616	29,973,643
Textron, Inc. (c)	53,212	903,008
		41,842,675
Machinery - 1.7%
Caterpillar, Inc.	122,216	7,341,515
Cummins, Inc. (c)	39,051	2,543,392
Danaher Corp.	102,393	3,800,828
Deere & Co.	82,712	4,605,404
Dover Corp.	36,360	1,519,484
Eaton Corp.	32,630	2,135,307
Flowserve Corp.	10,915	925,592
Illinois Tool Works, Inc.	75,328	3,109,540
PACCAR, Inc. (c)	71,042	2,832,445
Pall Corp.	22,762	782,330
Parker Hannifin Corp.	31,352	1,738,782
Snap-On, Inc.	11,256	460,483
		31,795,102
Professional Services - 0.1%
Dun & Bradstreet Corp. (c)	9,810	658,447

	Shares	Value
Equifax, Inc.	24,650	$ 691,679
Robert Half International, Inc. (c)	29,209	687,872
		2,037,998
Road & Rail - 0.8%
CSX Corp.	75,779	3,760,912
Norfolk Southern Corp.	72,046	3,822,040
Ryder System, Inc.	10,317	415,053
Union Pacific Corp.	98,537	6,849,307
		14,847,312
Trading Companies & Distributors - 0.1%
Fastenal Co. (c)	25,546	1,282,154
W.W. Grainger, Inc. (c)	12,063	1,199,665
		2,481,819
TOTAL INDUSTRIALS		188,345,343
INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 2.3%
Cisco Systems, Inc. (a)	1,111,907	23,694,738
Harris Corp.	25,278	1,052,829
JDS Uniphase Corp. (a)(c)	43,715	430,156
Juniper Networks, Inc. (a)	102,434	2,337,544
Motorola, Inc. (a)	452,477	2,950,150
QUALCOMM, Inc.	319,365	10,487,947
Tellabs, Inc.	75,009	479,308
		41,432,672
Computers & Peripherals - 4.5%
Apple, Inc. (a)	177,156	44,560,049
Dell, Inc. (a)	335,478	4,045,865
EMC Corp. (a)	400,207	7,323,788
Hewlett-Packard Co.	454,504	19,670,933
Lexmark International, Inc. Class A (a)(c)	15,284	504,831
NetApp, Inc. (a)	67,099	2,503,464
QLogic Corp. (a)(c)	21,714	360,887
SanDisk Corp. (a)	44,775	1,883,684
Teradata Corp. (a)	32,494	990,417
Western Digital Corp. (a)	44,618	1,345,679
		83,189,597
Electronic Equipment & Components - 0.6%
Agilent Technologies, Inc. (a)(c)	67,765	1,926,559
Amphenol Corp. Class A	33,789	1,327,232
Corning, Inc.	303,865	4,907,420
FLIR Systems, Inc. (a)(c)	29,854	868,453
Jabil Circuit, Inc.	37,721	501,689
Molex, Inc.	26,428	482,047
		10,013,400
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (a)(c)	33,510	1,359,501
eBay, Inc. (a)	221,375	4,341,164
Google, Inc. Class A (a)	47,125	20,968,269
Monster Worldwide, Inc. (a)(c)	24,554	286,054
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
VeriSign, Inc. (a)(c)	35,530	$ 943,322
Yahoo!, Inc. (a)	229,210	3,169,974
		31,068,284
IT Services - 3.1%
Automatic Data Processing, Inc.	97,927	3,942,541
Cognizant Technology Solutions Corp. Class A (a)	58,294	2,918,198
Computer Sciences Corp.	30,029	1,358,812
Fidelity National Information Services, Inc.	64,520	1,730,426
Fiserv, Inc. (a)	29,712	1,356,650
International Business Machines Corp.	249,661	30,828,140
MasterCard, Inc. Class A	18,846	3,760,342
Paychex, Inc.	62,625	1,626,371
SAIC, Inc. (a)(c)	56,964	953,577
The Western Union Co.	130,860	1,951,123
Total System Services, Inc.	38,432	522,675
Visa, Inc. Class A (c)	88,114	6,234,066
		57,182,921
Office Electronics - 0.1%
Xerox Corp.	268,486	2,158,627
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)(c)	110,122	806,093
Altera Corp. (c)	58,730	1,457,091
Analog Devices, Inc.	58,014	1,616,270
Applied Materials, Inc.	261,522	3,143,494
Broadcom Corp. Class A	84,081	2,772,151
Intel Corp.	1,083,258	21,069,368
KLA-Tencor Corp.	33,096	922,716
Linear Technology Corp. (c)	43,638	1,213,573
LSI Corp. (a)(c)	127,253	585,364
MEMC Electronic Materials, Inc. (a)(c)	44,276	437,447
Microchip Technology, Inc. (c)	36,123	1,002,052
Micron Technology, Inc. (a)(c)	166,321	1,412,065
National Semiconductor Corp.	46,348	623,844
Novellus Systems, Inc. (a)	18,700	474,232
NVIDIA Corp. (a)(c)	111,402	1,137,414
Teradyne, Inc. (a)(c)	35,091	342,137
Texas Instruments, Inc. (c)	237,956	5,539,616
Xilinx, Inc. (c)	53,318	1,346,813
		45,901,740
Software - 3.7%
Adobe Systems, Inc. (a)	102,490	2,708,811
Autodesk, Inc. (a)(c)	44,674	1,088,259
BMC Software, Inc. (a)	35,341	1,223,859
CA, Inc.	76,034	1,399,026
Citrix Systems, Inc. (a)	36,163	1,527,163
Compuware Corp. (a)	43,810	349,604
Electronic Arts, Inc. (a)	63,826	919,094
Intuit, Inc. (a)(c)	61,156	2,126,394

	Shares	Value
McAfee, Inc. (a)	30,375	$ 933,120
Microsoft Corp.	1,484,425	34,156,619
Novell, Inc. (a)	68,116	386,899
Oracle Corp.	762,192	16,356,640
Red Hat, Inc. (a)(c)	36,727	1,062,879
Salesforce.com, Inc. (a)(c)	22,029	1,890,529
Symantec Corp. (a)	155,536	2,158,840
		68,287,736
TOTAL INFORMATION TECHNOLOGY		339,234,977
MATERIALS - 3.4%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	41,343	2,679,440
Airgas, Inc. (c)	16,251	1,010,812
CF Industries Holdings, Inc.	13,833	877,704
Dow Chemical Co.	224,848	5,333,395
E.I. du Pont de Nemours & Co. (c)	176,398	6,101,607
Eastman Chemical Co.	14,094	752,056
Ecolab, Inc.	45,435	2,040,486
FMC Corp.	14,154	812,864
International Flavors & Fragrances, Inc.	15,484	656,831
Monsanto Co.	106,215	4,909,257
PPG Industries, Inc. (c)	32,382	1,956,197
Praxair, Inc. (c)	59,565	4,526,344
Sherwin-Williams Co.	17,946	1,241,684
Sigma Aldrich Corp. (c)	23,633	1,177,632
		34,076,309
Construction Materials - 0.1%
Vulcan Materials Co. (c)	24,861	1,089,658
Containers & Packaging - 0.2%
Ball Corp.	17,976	949,672
Bemis Co., Inc.	21,234	573,318
Owens-Illinois, Inc. (a)(c)	32,117	849,495
Pactiv Corp. (a)	25,872	720,535
Sealed Air Corp.	31,048	612,267
		3,705,287
Metals & Mining - 1.0%
AK Steel Holding Corp. (c)	21,398	255,064
Alcoa, Inc. (c)	198,783	1,999,757
Allegheny Technologies, Inc. (c)	19,185	847,785
Cliffs Natural Resources, Inc.	26,367	1,243,468
Freeport-McMoRan Copper & Gold, Inc.	91,841	5,430,558
Newmont Mining Corp.	95,652	5,905,554
Nucor Corp.	61,352	2,348,555
Titanium Metals Corp. (a)(c)	16,430	289,004
United States Steel Corp. (c)	27,915	1,076,123
		19,395,868
Paper & Forest Products - 0.2%
International Paper Co.	85,001	1,923,573
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
MeadWestvaco Corp. (c)	33,262	$ 738,416
Weyerhaeuser Co.	41,197	1,450,134
		4,112,123
TOTAL MATERIALS		62,379,245
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	1,150,426	27,828,805
CenturyTel, Inc.	58,486	1,948,169
Frontier Communications Corp. (c)	60,807	432,338
Qwest Communications International, Inc.	290,703	1,526,191
Verizon Communications, Inc.	550,338	15,420,471
Windstream Corp.	94,055	993,221
		48,149,195
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	78,545	3,495,253
MetroPCS Communications, Inc. (a)(c)	50,884	416,740
Sprint Nextel Corp. (a)	580,378	2,460,803
		6,372,796
TOTAL TELECOMMUNICATION SERVICES		54,521,991
UTILITIES - 3.6%
Electric Utilities - 1.9%
Allegheny Energy, Inc.	33,015	682,750
American Electric Power Co., Inc.	93,232	3,011,394
Duke Energy Corp.	255,655	4,090,480
Edison International	63,432	2,012,063
Entergy Corp.	36,855	2,639,555
Exelon Corp.	128,608	4,883,246
FirstEnergy Corp. (c)	59,348	2,090,830
NextEra Energy, Inc.	80,733	3,936,541
Northeast Utilities	34,265	873,072
Pepco Holdings, Inc. (c)	43,457	681,406
Pinnacle West Capital Corp. (c)	21,114	767,705
PPL Corp.	91,231	2,276,213
Progress Energy, Inc. (c)	55,910	2,192,790
Southern Co.	160,529	5,342,405
		35,480,450
Gas Utilities - 0.1%
EQT Corp.	28,011	1,012,318
Nicor, Inc.	8,814	356,967
ONEOK, Inc.	20,695	895,059
		2,264,344

	Shares	Value
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	130,076	$ 1,201,902
Constellation Energy Group, Inc.	39,265	1,266,296
NRG Energy, Inc. (a)(c)	49,707	1,054,285
		3,522,483
Multi-Utilities - 1.4%
Ameren Corp.	46,392	1,102,738
CenterPoint Energy, Inc. (c)	81,071	1,066,894
CMS Energy Corp. (c)	44,759	655,719
Consolidated Edison, Inc. (c)	54,897	2,366,061
Dominion Resources, Inc.	116,046	4,495,622
DTE Energy Co.	32,788	1,495,461
Integrys Energy Group, Inc.	14,994	655,838
NiSource, Inc.	54,015	783,218
PG&E Corp.	72,492	2,979,421
Public Service Enterprise Group, Inc.	98,504	3,086,130
SCANA Corp.	22,079	789,545
Sempra Energy	48,193	2,254,950
TECO Energy, Inc. (c)	41,648	627,635
Wisconsin Energy Corp.	22,760	1,154,842
Xcel Energy, Inc.	89,473	1,844,039
		25,358,113
TOTAL UTILITIES		66,625,390
TOTAL COMMON STOCKS (Cost $1,370,679,499)		1,814,517,559
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.28% to 0.38% 11/18/10 to 12/16/10 (d) (Cost $3,095,725)	$ 3,100,000	3,097,780
Money Market Funds - 12.9%
	Shares
Fidelity Cash Central Fund, 0.20% (e)	5,754,664	5,754,664
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	230,367,364	230,367,364
TOTAL MONEY MARKET FUNDS (Cost $236,122,028)		236,122,028
Cash Equivalents - 0.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.04%, dated 6/30/10 due 7/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $4,748,000)	$ 4,748,005	$ 4,748,000
TOTAL INVESTMENT PORTFOLIO - 112.3% (Cost $1,614,645,252)		2,058,485,367
NET OTHER ASSETS (LIABILITIES) - (12.3)%		(225,598,278)
NET ASSETS - 100%		$ 1,832,887,089
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
62 CME S&P 500 Index Contracts	Sept. 2010	$ 15,912,300	$ (634,582)

Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,098,513.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

The face value of futures purchased as a percentage of net assets is 0.9%
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,748,000 due 7/01/10 at 0.04%
BNP Paribas Securities Corp.	$ 2,233,944
Banc of America Securities LLC	850,481
Barclays Capital, Inc.	1,188,268
Morgan Stanley & Co., Inc.	475,307
$ 4,748,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,472
Fidelity Securities Lending Cash Central Fund	218,600
Total	$ 237,072
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 183,715,790	$ 183,715,790	$ -	$ -
Consumer Staples	209,263,874	209,263,874	-	-
Energy	194,994,621	194,994,621	-	-
Financials	296,067,343	296,067,343	-	-
Health Care	219,368,985	219,368,985	-	-
Industrials	188,345,343	188,345,343	-	-
Information Technology	339,234,977	339,234,977	-	-
Materials	62,379,245	62,379,245	-	-
Telecommunication Services	54,521,991	54,521,991	-	-
Utilities	66,625,390	66,625,390	-	-
U.S. Government and Government Agency Obligations	3,097,780	-	3,097,780	-
Money Market Funds	236,122,028	236,122,028	-	-
Cash Equivalents	4,748,000	-	4,748,000	-
Total Investments in Securities:	$ 2,058,485,367	$ 2,050,639,587	$ 7,845,780	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (634,582)	$ (634,582)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (634,582)
Total Value of Derivatives	$ -	$ (634,582)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $222,823,698 and repurchase agreements of $4,748,000) - See accompanying schedule: Unaffiliated issuers (cost $1,378,523,224)	$ 1,822,363,339
Fidelity Central Funds (cost $236,122,028)	236,122,028
Total Investments (cost $1,614,645,252)		$ 2,058,485,367
Cash		7,015
Receivable for investments sold		1,550,682
Receivable for fund shares sold		2,661,200
Dividends receivable		2,480,835
Distributions receivable from Fidelity Central Funds		34,317
Other receivables		42,537
Total assets		2,065,261,953

Liabilities
Payable for investments purchased	$ 1,050,793
Payable for fund shares redeemed	590,802
Accrued management fee	160,838
Distribution fees payable	46,940
Payable for daily variation on futures contracts	125,421
Other payables and accrued expenses	32,706
Collateral on securities loaned, at value	230,367,364
Total liabilities		232,374,864

Net Assets		$ 1,832,887,089
Net Assets consist of:
Paid in capital		$ 1,349,301,676
Undistributed net investment income		17,995,158
Accumulated undistributed net realized gain (loss) on investments		22,384,723
Net unrealized appreciation (depreciation) on investments		443,205,532
Net Assets		$ 1,832,887,089

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,599,882,294 ÷ 14,624,607 shares)	$ 109.40

Service Class: Net Asset Value, offering price and redemption price per share ($30,195,892 ÷ 276,797 shares)	$ 109.09

Service Class 2: Net Asset Value, offering price and redemption price per share ($202,808,903 ÷ 1,870,835 shares)	$ 108.41

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 19,366,015
Interest		5,939
Income from Fidelity Central Funds		237,072
Total income		19,609,026

Expenses
Management fee	$ 1,013,204
Distribution fees	294,304
Independent trustees' compensation	5,812
Miscellaneous	7,751
Total expenses before reductions	1,321,071
Expense reductions	(25)	1,321,046
Net investment income (loss)		18,287,980
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,751,512
Futures contracts	(513,670)
Total net realized gain (loss)		24,237,842
Change in net unrealized appreciation (depreciation) on: Investment securities	(173,019,564)
Futures contracts	(299,730)
Total change in net unrealized appreciation (depreciation)		(173,319,294)
Net gain (loss)		(149,081,452)
Net increase (decrease) in net assets resulting from operations		$ (130,793,472)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,287,980	$ 40,497,671
Net realized gain (loss)	24,237,842	40,366,359
Change in net unrealized appreciation (depreciation)	(173,319,294)	353,513,910
Net increase (decrease) in net assets resulting from operations	(130,793,472)	434,377,940
Distributions to shareholders from net investment income	(669,985)	(45,093,392)
Distributions to shareholders from net realized gain	(38,021,665)	(38,913,306)
Total distributions	(38,691,650)	(84,006,698)
Share transactions - net increase (decrease)	(18,306,432)	(50,449,549)
Total increase (decrease) in net assets	(187,791,554)	299,921,693

Net Assets
Beginning of period	2,020,678,643	1,720,756,950
End of period (including undistributed net investment income of $17,995,158 and undistributed net investment income of $377,163, respectively)	$ 1,832,887,089	$ 2,020,678,643

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 119.62	$ 99.19	$ 164.03	$ 161.36	$ 141.88	$ 137.76
Income from Investment Operations
Net investment income (loss) E	1.10	2.37	3.03	3.11	2.71	2.36
Net realized and unrealized gain (loss)	(9.01)	23.03	(63.32)	5.59	19.26	4.15
Total from investment operations	(7.91)	25.40	(60.29)	8.70	21.97	6.51
Distributions from net investment income	(.04)	(2.72)	(3.07)	(6.03)	(2.49)	(2.39)
Distributions from net realized gain	(2.27)	(2.25)	(1.48)	-	-	-
Total distributions	(2.31)	(4.97)	(4.55)	(6.03)	(2.49)	(2.39)
Net asset value, end of period	$ 109.40	$ 119.62	$ 99.19	$ 164.03	$ 161.36	$ 141.88
Total Return B, C, D	(6.66)%	26.61%	(37.00)%	5.45%	15.73%	4.82%
Ratios to Average Net Assets F, H
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.14%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.13%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.13%
Net investment income (loss)	1.83% A	2.31%	2.22%	1.86%	1.83%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,599,882	$ 1,767,750	$ 1,525,779	$ 2,626,891	$ 2,780,085	$ 2,641,527
Portfolio turnover rate G	6% A	6%	6%	5%	6%	7%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 119.35	$ 98.99	$ 163.66	$ 160.88	$ 141.48	$ 137.41
Income from Investment Operations
Net investment income (loss) E	1.04	2.27	2.88	2.93	2.55	2.22
Net realized and unrealized gain (loss)	(8.99)	22.96	(63.14)	5.58	19.22	4.14
Total from investment operations	(7.95)	25.23	(60.26)	8.51	21.77	6.36
Distributions from net investment income	(.04)	(2.62)	(2.93)	(5.73)	(2.37)	(2.29)
Distributions from net realized gain	(2.27)	(2.25)	(1.48)	-	-	-
Total distributions	(2.31)	(4.87)	(4.41)	(5.73)	(2.37)	(2.29)
Net asset value, end of period	$ 109.09	$ 119.35	$ 98.99	$ 163.66	$ 160.88	$ 141.48
Total Return B, C, D	(6.71)%	26.48%	(37.07)%	5.34%	15.61%	4.71%
Ratios to Average Net Assets F, H
Expenses before reductions	.20% A	.20%	.20%	.20%	.20%	.24%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.23%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.23%
Net investment income (loss)	1.73% A	2.21%	2.12%	1.76%	1.73%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,196	$ 32,708	$ 24,340	$ 38,960	$ 35,953	$ 27,178
Portfolio turnover rate G	6% A	6%	6%	5%	6%	7%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 118.71	$ 98.50	$ 162.79	$ 159.90	$ 140.68	$ 136.71
Income from Investment Operations
Net investment income (loss) E	.94	2.11	2.66	2.67	2.32	2.01
Net realized and unrealized gain (loss)	(8.93)	22.82	(62.74)	5.54	19.11	4.11
Total from investment operations	(7.99)	24.93	(60.08)	8.21	21.43	6.12
Distributions from net investment income	(.04)	(2.47)	(2.73)	(5.32)	(2.21)	(2.15)
Distributions from net realized gain	(2.27)	(2.25)	(1.48)	-	-	-
Total distributions	(2.31)	(4.72)	(4.21)	(5.32)	(2.21)	(2.15)
Net asset value, end of period	$ 108.41	$ 118.71	$ 98.50	$ 162.79	$ 159.90	$ 140.68
Total Return B, C, D	(6.78)%	26.30%	(37.16)%	5.17%	15.44%	4.55%
Ratios to Average Net Assets F, H
Expenses before reductions	.35% A	.35%	.35%	.35%	.35%	.39%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.38%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.38%
Net investment income (loss)	1.58% A	2.06%	1.97%	1.61%	1.58%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 202,809	$ 220,221	$ 170,637	$ 269,769	$ 219,346	$ 156,295
Portfolio turnover rate G	6% A	6%	6%	5%	6%	7%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Index 500 Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 733,494,020
Gross unrealized depreciation	(295,628,892)
Net unrealized appreciation (depreciation)	$ 437,865,128

Tax cost	$ 1,620,620,239

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the stock market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $(513,670) and a change in net unrealized appreciation (depreciation) of $(299,730) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $61,113,626 and $71,430,331, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. In addition, under an expense contract, FMR pays all class-level expenses except distribution and service fees so that total expenses do not exceed .10% of each class' average net assets plus the distribution and service fee applicable to each class, with certain exceptions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 16,508
Service Class 2	277,796
$ 294,304

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Under the expense contract, the classes do not pay transfer agent fees.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,037 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $218,600.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $25.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ 585,260	$ 39,932,619
Service Class	10,913	698,024
Service Class 2	73,812	4,462,749
Total	$ 669,985	$ 45,093,392
From net realized gain
Initial Class	$ 33,213,569	$ 34,477,306
Service Class	619,294	558,901
Service Class 2	4,188,802	3,877,099
Total	$ 38,021,665	$ 38,913,306

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	610,822	1,252,280	$ 73,189,999	$ 123,147,859
Reinvestment of distributions	301,184	739,759	33,798,829	74,409,925
Shares redeemed	(1,065,309)	(2,597,037)	(127,414,080)	(262,287,759)
Net increase (decrease)	(153,303)	(604,998)	$ (20,425,252)	$ (64,729,975)
Service Class
Shares sold	16,541	47,919	$ 1,972,057	$ 4,752,568
Reinvestment of distributions	5,629	12,448	630,207	1,256,925
Shares redeemed	(19,422)	(32,204)	(2,331,441)	(3,225,111)
Net increase (decrease)	2,748	28,163	$ 270,823	$ 2,784,382
Service Class 2
Shares sold	196,063	409,323	$ 23,349,218	$ 40,430,372
Reinvestment of distributions	38,295	83,582	4,262,614	8,339,848
Shares redeemed	(218,712)	(370,073)	(25,763,835)	(37,274,176)
Net increase (decrease)	15,646	122,832	$ 1,847,997	$ 11,496,044

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 33% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPIDX-SANN-0810
1.705630.112

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 23, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 23, 2010